UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
April 30, 2022
MFS®  Commodity
Strategy Fund
CMS-SEM

MFS® Commodity
Strategy Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.
1

Portfolio Composition
Portfolio structure reflecting equivalent exposure of derivative positions (i)
Fixed income sectors (i)
Investment Grade Corporates	32.3%
U.S. Treasury Securities	12.6%
Collateralized Loan Obligations	6.3%
Commercial Mortgage-Backed Securities	4.1%
Emerging Markets Bonds	1.9%
Asset-Backed Securities	1.6%
Municipal Bonds	1.6%
High Yield Corporates	0.9%
Mortgage-Backed Securities	0.5%
Residential Mortgage-Backed Securities	0.2%

Composition including fixed income credit quality (a)(i)
AAA	5.0%
AA	6.5%
A	13.4%
BBB	23.1%
BB	0.9%
U.S. Government	12.6%
Federal Agencies	0.5%
Non-Fixed Income	101.7%
Cash & Cash Equivalents	32.8%
Other	(96.5)%
2

Portfolio Composition - continued
Commodity exposure (c)(i)
Natural Gas	14.1%
Gold	11.8%
WTI Crude Oil	9.5%
Brent Crude	8.5%
Corn	6.1%
Soybeans	5.7%
Gas Oil	4.2%
Unleaded Gasoline	3.9%
Aluminum	3.6%
Silver	3.4%
Copper (COMEX)	3.3%
Heating Oil	3.3%
Soybean Oil	3.3%
Nickel	3.1%
Cotton	3.0%
Lean Hogs	2.9%
Wheat	2.9%
Zinc	2.9%
Sugar	2.4%
Coffee	2.1%
Live Cattle	1.8%
Soybean Meal	1.7%
Kansas Wheat	1.6%
Cocoa	(1.1)%
Platinum	(1.1)%
Feeder Cattle	(1.2)%
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities.
Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives) and/or commodity-linked derivatives. The fund may or may not have held all of
3

Portfolio Composition - continued
these instruments on this date. The fund is not rated by these agencies.
(c)	MFS expects to gain exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The Subsidiary gains exposure to the commodities markets by investing in commodity-linked derivatives (such as commodity-linked futures, options, and/or swaps). The Subsidiary’s investments in commodity-linked derivatives are leveraged (i.e. involves investment exposure greater than the amount of the investment). For more information about commodity-linked derivatives and the risks of investing in such derivatives, please see the fund’s prospectus.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
The fund invests a portion of its assets in the MFS Commodity Strategy Portfolio, a wholly-owned subsidiary of the fund. Percentages reflect exposure to the underlying holdings of the MFS Commodity Strategy Portfolio and not to the exposure from investing directly in the MFS Commodity Strategy Portfolio itself.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Consolidated Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.
4

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
5

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	1.13%	$1,000.00	$1,261.13	$6.34
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
B	Actual	1.88%	$1,000.00	$1,254.89	$10.51
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
C	Actual	1.89%	$1,000.00	$1,257.10	$10.58
	Hypothetical (h)	1.89%	$1,000.00	$1,015.42	$9.44
I	Actual	0.89%	$1,000.00	$1,261.69	$4.99
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R1	Actual	1.88%	$1,000.00	$1,254.43	$10.51
	Hypothetical (h)	1.88%	$1,000.00	$1,015.47	$9.39
R2	Actual	1.38%	$1,000.00	$1,259.93	$7.73
	Hypothetical (h)	1.38%	$1,000.00	$1,017.95	$6.90
R3	Actual	1.13%	$1,000.00	$1,258.90	$6.33
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
R4	Actual	0.89%	$1,000.00	$1,262.35	$4.99
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
R6	Actual	0.79%	$1,000.00	$1,261.65	$4.43
	Hypothetical (h)	0.79%	$1,000.00	$1,020.88	$3.96
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.
6

Consolidated Portfolio of Investments
4/30/22 (unaudited)
The Consolidated Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 61.8%
Aerospace & Defense – 0.7%
Boeing Co., 1.167%, 2/04/2023	$1,968,000	$ 1,944,368
Boeing Co., 1.433%, 2/04/2024	3,936,000	3,781,806
Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	1,422,000	1,424,122
Raytheon Technologies Corp., 3.65%, 8/16/2023	95,000	95,660
		$ 7,245,956
Asset-Backed & Securitized – 12.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.147%, 11/15/2054 (i)	$20,011,933	$ 1,330,093
ACREC 2021-FL1 Ltd., “AS”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,812,000	1,794,223
ACREC 2021-FL1 Ltd., “B”, FLR, 2.354% (LIBOR - 1mo. + 1.8%), 10/16/2036 (n)	1,406,000	1,381,190
ACREC 2021-FL1 Ltd., “C”, FLR, 2.704% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	1,129,000	1,112,979
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.804% (LIBOR - 1mo. + 2.25%), 1/15/2037 (z)	1,527,500	1,507,166
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 2.698% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	252,269	251,361
AmeriCredit Automobile Receivables Trust, 2020-1, “C”, 1.59%, 10/20/2025	678,000	665,231
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	375,500	371,473
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 2.554% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	153,500	151,548
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 2.154% (LIBOR - 1mo. + 1.6%), 8/15/2034 (n)	571,500	565,396
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 2.404% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	332,000	327,655
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 2.254% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	1,684,000	1,661,872
Arbor Realty Trust, Inc., CLO, 2021-FL4, “B”, FLR, 2.554% (LIBOR - 1mo. + 2%), 11/15/2036 (n)	1,684,000	1,660,022
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	1,014,000	999,221
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 2.567% (SOFR - 30 day + 2.3%), 1/15/2037 (n)	2,695,500	2,683,783
AREIT 2019-CRE3 Trust, “AS”, FLR, 1.923% (LIBOR - 1mo. + 1.3%), 9/14/2036 (n)	613,500	610,948
7

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
AREIT 2019-CRE3 Trust, “B”, FLR, 2.173% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	$303,000	$ 300,427
AREIT 2019-CRE3 Trust, “C”, FLR, 2.523% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	250,500	247,541
AREIT 2022-CRE6 Trust, “C”, FLR, 2.425% (SOFR - 30 day + 2.15%), 12/17/2024 (n)	894,000	876,381
AREIT 2022-CRE6 Trust, “D”, FLR, 3.125% (SOFR - 30 day + 2.85%), 12/17/2024 (n)	795,500	779,787
Avery Point CLO Ltd., 2014-1A, “CR”, FLR, 3.534% (LIBOR - 3mo. + 2.35%), 4/25/2026 (n)	412,841	412,497
Balboa Bay Loan Funding Ltd., 2020-1A, “BR”, FLR, 2.713% (LIBOR - 3mo. + 1.65%), 1/20/2032 (n)	1,606,204	1,583,144
Balboa Bay Loan Funding Ltd., 2020-1A, “CR”, FLR, 3.162% (LIBOR - 3mo. + 2.1%), 1/20/2032 (n)	870,027	849,882
Ballyrock CLO 2018-1A Ltd., “A2”, FLR, 2.662% (LIBOR - 3mo. + 1.6%), 4/20/2031 (n)	1,368,365	1,351,689
Ballyrock CLO 2018-1A Ltd., “B”, FLR, 2.962% (LIBOR - 3mo. + 1.9%), 4/20/2031 (n)	579,877	571,798
BBCMS Mortgage Trust, 2018-C2, “XA”, 0.761%, 12/15/2051 (i)(n)	19,424,395	789,035
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.304%, 7/15/2054 (i)	7,392,334	620,528
BBCMS Mortgage Trust, 2021-C11, “XA”, 1.506%, 9/15/2054 (i)	7,497,935	673,950
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.758%, 2/15/2054 (i)	11,429,939	1,206,610
BDS 2021-FL10 Ltd., “B”, FLR, 2.504% (LIBOR - 1mo. + 1.95%), 12/16/2036 (n)	793,500	784,031
BDS 2021-FL10 Ltd., “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 12/16/2036 (n)	577,000	569,478
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.381%, 2/15/2054 (i)	12,594,655	1,006,250
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.386%, 7/15/2054 (i)	14,565,304	1,207,449
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.401%, 8/15/2054 (i)	10,285,945	864,148
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.157%, 9/15/2054 (i)	14,909,542	981,938
BPCRE 2021-FL1 Ltd., “C”, FLR, 2.454% (LIBOR - 1mo. + 1.9%), 2/15/2037 (n)	147,469	145,939
BSPRT 2018-FL4 Issuer Ltd., “A”, FLR, 2.654% (LIBOR - 1mo. + 2.1%), 9/15/2035 (n)	1,813,000	1,809,137
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 2.604% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	485,000	477,995
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 2.604% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)	339,000	333,219
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 2.854% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	408,500	404,833
BSPRT 2022-FL8 Issuer Ltd., “A”, FLR, 1.767% (SOFR - 30 day + 1.5%), 2/15/2037 (n)	3,217,000	3,202,965
8

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
BSPRT 2022-FL8 Issuer Ltd., “B”, FLR, 2.317% (SOFR - 30 day + 2.05%), 2/15/2037 (n)	$445,500	$ 443,505
BSPRT 2022-FL8 Issuer Ltd., “C”, FLR, 2.567% (SOFR - 30 day + 2.3%), 2/15/2037 (n)	719,500	716,288
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	327,944	312,869
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)	384,451	353,583
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	80,711	74,393
BXMT 2020-FL2 Ltd., “B”, FLR, 1.782% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,492,000	1,478,397
BXMT 2020-FL2 Ltd., “A”, FLR, 1.281% (LIBOR - 1mo. + 0.9%), 2/15/2038 (n)	2,317,500	2,300,499
BXMT 2021-FL4 Ltd., “AS”, FLR, 1.854% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	2,601,000	2,560,950
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	566,301	546,650
CD 2017-CD4 Mortgage Trust, “XA”, 1.421%, 5/10/2050 (i)	11,360,621	469,396
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)	366,635	340,081
CF Hippolyta Issuer LLC, 2020-1, “B1”, 2.28%, 7/15/2060 (n)	116,048	108,051
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	1,059,607	1,029,432
Commercial Mortgage Pass-Through Certificates, 2019-BN24,“XA”, 0.644%, 11/15/2062 (i)	9,082,422	375,851
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.437%, 2/15/2054 (i)	11,087,482	964,288
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.89%, 4/15/2054 (i)	10,567,859	535,875
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 1.087%, 6/15/2063 (i)	11,402,876	741,141
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.156%, 6/15/2064 (i)	6,144,451	426,228
Credit Acceptance Auto Loan Trust, 2021-4, “B”, 1.74%, 12/16/2030 (n)	584,000	549,963
Credit Acceptance Auto Loan Trust, 2021-2A, “A”, 0.96%, 2/15/2030 (n)	451,000	433,691
Credit Acceptance Auto Loan Trust, 2021-2A, “B”, 1.26%, 4/15/2030 (n)	250,000	233,616
Credit Acceptance Auto Loan Trust, 2021-3A, “B”, 1.38%, 7/15/2030 (n)	312,000	292,364
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	250,000	232,798
Credit Acceptance Auto Loan Trust, 2021-4, “A” , 1.26%, 10/15/2030 (n)	318,000	303,059
Cutwater 2014-1A Ltd., “A2R”, FLR, 2.744% (LIBOR - 3mo. + 1.7%), 7/15/2026 (n)	312,125	311,905
9

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Cutwater 2015-1A Ltd., “AR”, FLR, 2.264% (LIBOR - 3mo. + 1.22%), 1/15/2029 (n)	$1,061,686	$ 1,060,205
Dryden Senior Loan Fund, 2017-49A, “BR”, CLO, FLR, 2.644% (LIBOR - 3mo. + 1.6%), 7/18/2030 (n)	1,945,990	1,930,704
Exeter Automobile Receivables Trust, 2019-3A, “C”, 2.79%, 5/15/2024 (n)	405,287	405,594
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	335,823	336,251
Fortress CBO Investments Ltd., 2022-FL3, “A”, FLR, 2.138% (SOFR - 30 day + 1.85%), 2/23/2039 (n)	1,917,000	1,916,998
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 2.539% (SOFR - 30 day + 2.25%), 2/23/2039 (n)	1,785,500	1,778,372
GLS Auto Receivables Trust, 2021-3A, “B”, 0.78%, 11/17/2025 (n)	890,384	859,258
GS Mortgage Securities Trust, 2017-GS6, “XA”, 1.164%, 5/10/2050 (i)	10,721,780	464,555
GS Mortgage Securities Trust, 2017-GS7, “XA”, 1.253%, 8/10/2050 (i)	11,230,717	467,516
GS Mortgage Securities Trust, 2020-GC47, “A5”, 1.245%, 5/12/2053 (i)	8,650,361	628,375
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 1.504% (LIBOR - 1mo. + 0.95%), 3/17/2037 (n)	952,863	947,212
Invitation Homes 2018-SFR2 Trust, “A”, FLR, 1.454% (LIBOR - 1mo. + 0.9%), 6/17/2037 (n)	1,124,281	1,121,129
Jamestown CLO Ltd., 2020-15A, “C”, FLR, 3.494% (LIBOR - 3mo. + 2.45%), 4/15/2033 (n)	3,069,116	3,007,365
JPMorgan Chase Commercial Mortgage Securities Corp., 1.008%, 9/15/2050 (i)	12,351,489	466,659
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	1,731,000	1,726,472
LoanCore 2018-CRE1 Ltd., “C”, FLR, 3.104% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	577,000	576,420
LoanCore 2019-CRE3 Ltd., “A”, FLR, 1.604% (LIBOR - 1mo. + 1.05%), 4/15/2034 (n)	253,770	253,140
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 1.924% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,897,200	1,886,365
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 2.304% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,752,500	1,720,433
LoanCore 2021-CRE5 Ltd., “B”, FLR, 2.554% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	741,000	722,632
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 2.544% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	2,174,539	2,159,089
Magnetite CLO Ltd., 2015-16A, “BR”, FLR, 2.244% (LIBOR - 3mo. + 1.2%), 1/18/2028 (n)	2,590,000	2,579,417
10

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
MF1 2020-FL3 Ltd., “B”, FLR, 4.373% (LIBOR - 1mo. + 3.75%), 7/15/2035 (z)	$205,000	$ 206,092
MF1 2020-FL3 Ltd., “C”, FLR, 5.123% (LIBOR - 1mo. + 4.5%), 7/15/2035 (z)	293,000	297,003
MF1 2020-FL4 Ltd., “B”, FLR, 3.373% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	2,437,000	2,410,525
MF1 2021-FL6 Ltd., “B”, FLR, 2.204% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)	3,089,144	3,009,616
MF1 2022-FL8 Ltd., “C”, FLR, 2.467% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	941,914	939,116
Morgan Stanley Bank of America Merrill Lynch Trust, 2.655%, 2/15/2046	778,347	773,860
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C33, “XA”, 1.253%, 5/15/2050 (i)	9,342,758	445,902
Morgan Stanley Capital I Trust, 2017-H1, “XA”, 1.496%, 6/15/2050 (i)	4,220,576	192,441
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.833%, 12/15/2051 (i)	15,943,954	666,389
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.422%, 5/15/2054 (i)	9,508,026	776,648
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.35%, 6/15/2054 (i)	8,804,246	652,859
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “A”, FLR, 1.618% (LIBOR - 1mo. + 0.95%), 7/25/2025 (n)	391,000	391,191
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “B”, FLR, 2.017% (LIBOR - 1mo. + 1.35%), 7/25/2025 (n)	359,000	359,584
Navistar Financial Dealer Note Master Owner Trust, 2020-1, “C”, FLR, 2.818% (LIBOR - 1mo. + 2.15%), 7/25/2025 (n)	297,000	297,346
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	1,026,000	1,024,539
NextGear Floorplan Master Owner Trust, 2022-1A, “A1”, FLR, 1.317% (SOFR - 30 day + 1.05%), 3/15/2027 (n)	1,387,000	1,387,059
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 2.886% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	1,427,638	1,405,090
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 3.486% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	1,427,638	1,385,179
OCP CLO 2015-10A Ltd., “BR2”, 2.863%, 1/26/2034 (n)	2,250,000	2,208,060
OneMain Financial Issuance Trust, 2020-1A, “A”, 3.84%, 5/14/2032 (n)	1,759,649	1,768,140
OneMain Financial Issuance Trust, 2020-2A, “A”, 1.75%, 9/14/2035 (n)	1,819,000	1,659,567
OneMain Financial Issuance Trust, 2022-S1, “A”, 4.13%, 5/14/2035 (n)	1,170,000	1,175,211
11

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
PFP III 2021-7 Ltd., “B”, FLR, 1.954% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	$604,470	$ 588,298
PFP III 2021-7 Ltd., “C”, FLR, 2.204% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	191,490	188,020
PFP III 2021-8 Ltd., “B”, FLR, 2.054% (LIBOR - 1mo. + 1.5%), 8/09/2037 (n)	617,500	605,216
Progress Residential 2021-SFR1 Trust, “B”, 1.303%, 4/17/2038 (n)	248,000	222,005
Progress Residential 2021-SFR1 Trust, “C”, 1.555%, 4/17/2038 (n)	186,000	165,700
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	102,272	102,265
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	131,296	131,454
Shackleton 2013-4RA CLO Ltd., “B”, FLR, 2.921% (LIBOR - 3mo. + 1.9%), 4/13/2031 (n)	722,762	708,467
Shelter Growth CRE 2021-FL3 Ltd, “C”, FLR, 2.704% (LIBOR - 1mo. + 2.15%), 9/15/2036 (n)	2,649,500	2,592,268
Southwick Park CLO, Ltd., 2019-4A, “B1R”, FLR, 2.563% (LIBOR - 3mo. + 1.5%), 7/20/2032 (n)	645,000	636,488
Southwick Park CLO, Ltd., 2019-4A, “B2R”, 2.46%, 7/20/2032 (n)	1,123,000	992,153
Southwick Park CLO, Ltd., 2019-4A, “CR”, FLR, 3.013% (LIBOR - 3mo. + 1.95%), 7/20/2032 (n)	1,528,000	1,509,441
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 2.354% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)	2,295,000	2,265,355
TICP CLO 2018-3R Ltd., “B”, FLR, 2.412% (LIBOR - 3mo. + 1.35%), 4/20/2028 (n)	681,356	681,663
TICP CLO 2018-3R Ltd., “C”, FLR, 2.863% (LIBOR - 3mo. + 1.8%), 4/20/2028 (n)	1,195,706	1,197,001
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 1.954% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)	1,305,000	1,293,640
TPG Real Estate Finance, 2021-FL4, “B”, FLR, 2.404% (LIBOR - 1mo. + 1.85%), 3/15/2038 (n)	2,749,000	2,724,891
UBS Commercial Mortgage Trust, 2017-C1, “XA”, 0.99%, 11/15/2050 (i)	7,697,861	262,362
UBS Commercial Mortgage Trust, 2018-C14, “XA”, 0.976%, 12/15/2051 (i)	7,848,700	400,383
Wells Fargo Commercial Mortgage Trust, 2021-C61, “XA”, 1.505%, 11/15/2054 (i)	6,154,190	536,178
World Omni Auto Receivables Trust, 3.67%, 6/15/2027	678,000	674,240
		$ 124,182,751
12

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Automotive – 2.2%
Daimler Finance North America LLC, 0.75%, 3/01/2024 (n)	$1,674,000	$ 1,601,719
Daimler Trucks Finance North America LLC, 1.625%, 12/13/2024 (n)	2,994,000	2,843,138
Ford Motor Credit Co. LLC, 3.087%, 1/09/2023	1,222,000	1,223,075
General Motors Financial Co., 1.7%, 8/18/2023	2,471,000	2,421,870
Hyundai Capital America, 2.85%, 11/01/2022 (n)	1,427,000	1,429,049
Hyundai Capital America, 2.375%, 2/10/2023 (n)	723,000	719,224
Hyundai Capital America, 5.75%, 4/06/2023 (n)	2,315,000	2,364,292
Hyundai Capital America, 0.8%, 1/08/2024 (n)	274,000	261,051
Hyundai Capital America, 5.875%, 4/07/2025 (n)	2,322,000	2,420,515
Stellantis Finance US, Inc., 1.711%, 1/29/2027 (n)	1,825,000	1,618,795
Volkswagen Group of America Finance LLC, 2.9%, 5/13/2022 (n)	600,000	600,264
Volkswagen Group of America Finance LLC, 3.125%, 5/12/2023 (n)	251,000	250,930
Volkswagen Group of America Finance LLC, 2.85%, 9/26/2024 (n)	1,078,000	1,058,329
Volkswagen Group of America Finance LLC, 3.35%, 5/13/2025 (n)	2,254,000	2,218,600
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (n)	1,559,000	1,420,046
		$ 22,450,897
Broadcasting – 0.6%
Magallanes, Inc., 3.788%, 3/15/2025 (n)	$4,747,000	$ 4,678,099
Magallanes, Inc., 3.755%, 3/15/2027 (n)	1,186,000	1,147,036
		$ 5,825,135
Brokerage & Asset Managers – 1.7%
Brookfield Finance, Inc., 3.9%, 1/25/2028	$4,544,000	$ 4,421,654
Charles Schwab Corp., 0.75%, 3/18/2024	1,950,000	1,867,178
E*TRADE Financial Corp., 2.95%, 8/24/2022	3,674,000	3,680,324
NASDAQ, Inc., 0.445%, 12/21/2022	1,200,000	1,183,207
National Securities Clearing Corp., 1.2%, 4/23/2023 (n)	600,000	592,161
National Securities Clearing Corp., 0.4%, 12/07/2023 (n)	1,974,000	1,893,169
National Securities Clearing Corp., 1.5%, 4/23/2025 (n)	250,000	236,055
National Securities Clearing Corp., 0.75%, 12/07/2025 (n)	3,942,000	3,585,374
		$ 17,459,122
Business Services – 0.8%
Equinix, Inc., 1.25%, 7/15/2025	$1,085,000	$ 998,169
Global Payments, Inc., 1.2%, 3/01/2026	2,556,000	2,295,969
Tencent Holdings Ltd., 1.81%, 1/26/2026 (n)	1,551,000	1,426,945
TSMC Arizona Corp., 1.75%, 10/25/2026	1,173,000	1,075,361
Western Union Co., 1.35%, 3/15/2026	2,078,000	1,882,724
		$ 7,679,168
Cable TV – 0.2%
SES S.A., 3.6%, 4/04/2023 (n)	$2,416,000	$ 2,417,672
13

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Computer Software – 0.2%
Dell International LLC/EMC Corp., 4%, 7/15/2024	$1,285,000	$ 1,291,475
Dell International LLC/EMC Corp., 5.85%, 7/15/2025	471,000	494,470
Infor, Inc., 1.45%, 7/15/2023 (n)	250,000	244,024
		$ 2,029,969
Computer Software - Systems – 0.3%
Apple, Inc., 1.7%, 9/11/2022	$441,000	$ 441,530
VMware, Inc., 1%, 8/15/2024	1,651,000	1,552,718
VMware, Inc., 1.4%, 8/15/2026	1,277,000	1,144,612
		$ 3,138,860
Conglomerates – 0.3%
Carrier Global Corp., 2.242%, 2/15/2025	$318,000	$ 304,408
Westinghouse Air Brake Technologies Corp., 4.4%, 3/15/2024	2,317,000	2,336,425
		$ 2,640,833
Consumer Products – 0.6%
GSK Consumer Healthcare Capital US LLC, 3.125%, 3/24/2025 (n)	$2,973,000	$ 2,914,730
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2027 (n)	1,404,000	1,358,203
Reckitt Benckiser Treasury Services PLC, 2.375%, 6/24/2022 (n)	2,213,000	2,214,485
		$ 6,487,418
Containers – 0.5%
Berry Global, Inc., 1.57%, 1/15/2026	$2,644,000	$ 2,405,425
Berry Global, Inc., 1.65%, 1/15/2027	3,191,000	2,829,497
		$ 5,234,922
Electronics – 0.6%
Broadcom, Inc., 3.15%, 11/15/2025	$625,000	$ 609,059
Microchip Technology, Inc., 0.983%, 9/01/2024 (n)	3,907,000	3,665,311
Qorvo, Inc., 1.75%, 12/15/2024 (n)	1,015,000	957,490
Skyworks Solutions, Inc., 0.9%, 6/01/2023	1,208,000	1,177,750
		$ 6,409,610
Emerging Market Quasi-Sovereign – 0.6%
Bharat Petroleum Corp. Ltd., 4.625%, 10/25/2022	$1,716,000	$ 1,725,919
DAE Funding LLC (United Arab Emirates), 1.55%, 8/01/2024 (n)	796,000	742,304
DAE Funding LLC (United Arab Emirates), 2.625%, 3/20/2025 (n)	1,375,000	1,288,312
Indian Oil Corp. Ltd., 5.75%, 8/01/2023	858,000	879,604
Sinopec Group Overseas Development (2018) Ltd. (People's Republic of China), 1.45%, 1/08/2026 (n)	1,613,000	1,491,529
		$ 6,127,668
14

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – 0.2%
Emirate of Abu Dhabi, 0.75%, 9/02/2023 (n)	$1,671,000	$ 1,622,925
Energy - Independent – 0.0%
Pioneer Natural Resources Co., 0.55%, 5/15/2023	$419,000	$ 408,304
Energy - Integrated – 0.4%
Cenovus Energy, Inc., 5.375%, 7/15/2025	$1,024,000	$ 1,061,949
Eni S.p.A., 4%, 9/12/2023 (n)	1,723,000	1,733,941
Exxon Mobil Corp., 1.571%, 4/15/2023	983,000	974,862
		$ 3,770,752
Financial Institutions – 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.875%, 1/16/2024	$1,964,000	$ 1,975,152
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/2024	1,393,000	1,359,378
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/2024	1,758,000	1,635,956
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	1,435,000	1,487,407
Air Lease Corp., 2.2%, 1/15/2027	1,779,000	1,591,712
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	1,131,000	1,110,992
Avolon Holdings Funding Ltd., 5.5%, 1/15/2026 (n)	995,000	996,503
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,801,000	2,508,313
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	858,000	822,731
Avolon Holdings Funding Ltd., 2.528%, 11/18/2027 (n)	1,919,000	1,650,250
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	1,468,000	1,262,670
		$ 16,401,064
Food & Beverages – 0.6%
Constellation Brands, Inc., 4.25%, 5/01/2023	$1,510,000	$ 1,528,323
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	2,592,000	2,306,880
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	831,000	775,777
JDE Peet's N.V., 1.375%, 1/15/2027 (n)	1,200,000	1,046,628
		$ 5,657,608
Food & Drug Stores – 0.5%
7-Eleven, Inc., 0.625%, 2/10/2023 (n)	$3,173,000	$ 3,117,038
7-Eleven, Inc., 0.8%, 2/10/2024 (n)	2,380,000	2,267,410
		$ 5,384,448
Forest & Paper Products – 0.1%
Fibria Overseas Finance Ltd. , 5.5%, 1/17/2027	$1,286,000	$ 1,313,340
15

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – 1.2%
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023	$1,259,000	$ 1,277,079
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025	2,448,000	2,491,574
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026	449,000	458,046
Hyatt Hotels Corp., 1.3%, 10/01/2023	2,581,000	2,507,799
Hyatt Hotels Corp., 1.8%, 10/01/2024	2,213,000	2,103,852
Las Vegas Sands Corp., 3.2%, 8/08/2024	1,420,000	1,363,711
Marriott International, Inc., 3.75%, 10/01/2025	509,000	505,496
Sands China Ltd., 3.8%, 1/08/2026	1,030,000	951,020
		$ 11,658,577
Industrial – 0.1%
Howard University, Washington D.C., 2.738%, 10/01/2022	$101,000	$ 100,790
Howard University, Washington D.C., 2.801%, 10/01/2023	111,000	109,393
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	123,000	119,276
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	152,000	143,468
		$ 472,927
Insurance – 0.8%
AIG Global Funding, 0.8%, 7/07/2023 (n)	$1,522,000	$ 1,484,416
Corebridge Financial, Inc., 3.5%, 4/04/2025 (n)	1,280,000	1,267,021
Corebridge Financial, Inc., 3.65%, 4/05/2027 (n)	1,805,000	1,751,150
Equitable Financial Life Insurance Co., 1.4%, 7/07/2025 (n)	1,662,000	1,548,715
Metropolitan Life Global Funding I, 0.4%, 1/07/2024 (n)	2,404,000	2,294,765
		$ 8,346,067
Insurance - Property & Casualty – 0.1%
Aon PLC, 2.2%, 11/15/2022	$1,193,000	$ 1,190,968
Internet – 0.2%
Baidu, Inc., 3.875%, 9/29/2023	$2,225,000	$ 2,244,772
Machinery & Tools – 0.4%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$1,931,000	$ 1,954,478
CNH Industrial Capital LLC, 1.875%, 1/15/2026	497,000	462,031
CNH Industrial N.V., 4.5%, 8/15/2023	1,073,000	1,087,926
		$ 3,504,435
Major Banks – 8.8%
Bank of Montreal, 2.05%, 11/01/2022	$1,694,000	$ 1,694,949
Barclays PLC, 1.007% to 12/10/2023, FLR (CMT - 1yr. + 0.8%) to 12/10/2024	781,000	744,954
Barclays PLC, 2.852% to 5/07/2025, FLR (LIBOR - 3mo. + 2.452%) to 5/07/2026	759,000	728,400
Barclays PLC, 2.279% to 11/24/2026, FLR (CMT - 1yr. + 1.05%) to 11/24/2027	3,201,000	2,879,965
16

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
BBVA USA, 2.875%, 6/29/2022	$2,542,000	$ 2,547,190
BBVA USA Bancshares, Inc., 2.5%, 8/27/2024	1,122,000	1,099,293
BNP Paribas S.A., 2.591% to 1/20/2027, FLR (SOFR - 1 day + 1.228%) to 1/20/2028 (n)	3,918,000	3,566,142
Capital One Financial Corp., 2.636% to 3/03/2025, FLR (SOFR - 1 day + 1.29%) to 3/03/2026	1,917,000	1,838,932
Credit Suisse Group AG, 4.207% to 6/12/2023, FLR (LIBOR - 3mo. + 1.24%) to 6/12/2024 (n)	410,000	410,683
Deutsche Bank AG, 0.898%, 5/28/2024	844,000	796,658
Deutsche Bank AG, 1.447% to 4/1/2024, FLR (SOFR - 1 day + 1.131%) to 4/01/2025	3,640,000	3,438,683
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	999,000	883,375
Goldman Sachs Group, Inc., 1.093% to 12/09/2025, FLR (SOFR - 1 day + 0.789%) to 12/09/2026	1,418,000	1,268,217
HSBC Holdings PLC, 3.033% to 11/22/2022, FLR (LIBOR - 3mo. + 0.923%) to 11/22/2023	957,000	956,372
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	928,000	866,602
HSBC Holdings PLC, 1.589% to 5/24/2026, FLR (SOFR - 1 day + 1.29%) to 5/24/2027	1,060,000	942,034
HSBC Holdings PLC, 2.251% to 11/22/2026, FLR (SOFR - 1 day + 1.1%) to 11/22/2027	3,183,000	2,879,211
JPMorgan Chase & Co., 3.375%, 5/01/2023	1,196,000	1,203,009
JPMorgan Chase & Co., 3.797% to 7/23/2023, FLR (LIBOR - 3mo. + 0.89%) to 7/23/2024	1,506,000	1,512,719
JPMorgan Chase & Co., 1.04% to 2/04/2026, FLR (SOFR - 1 day + 0.695%) to 2/04/2027	1,903,000	1,694,530
Lloyds Banking Group PLC, 3.511% to 3/18/2025, FLR (CMT - 1yr. + 1.6%) to 3/18/2026	2,690,000	2,638,116
Mitsubishi UFJ Financial Group, Inc., 2.623%, 7/18/2022	2,006,000	2,010,215
Mitsubishi UFJ Financial Group, Inc., 0.848% to 9/15/2023, FLR (CMT - 1yr. + 0.68%) to 9/15/2024	3,125,000	3,012,742
Mitsubishi UFJ Financial Group, Inc., 0.953% to 7/19/2024, FLR (CMT - 1yr. + 0.55%) to 7/19/2025	2,237,000	2,100,842
Mitsubishi UFJ Financial Group, Inc., 0.962% to 10/11/2024, FLR (CMT - 1yr. + 0.45%) to 10/11/2025	1,464,000	1,364,506
Mizuho Financial Group, 0.849% to 9/08/2023, FLR (LIBOR - 3mo. + 0.61%) to 9/08/2024	2,700,000	2,600,825
Nationwide Building Society, 2.972% to 2/16/2027, FLR (SOFR - 1 day + 1.29%) to 2/16/2028 (n)	2,739,000	2,544,945
NatWest Group PLC, 2.359% to 5/22/2023, FLR (CMT - 1yr. + 2.15%) to 5/22/2024	2,485,000	2,451,957
17

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
NatWest Group PLC, 4.269% to 3/22/2024, FLR (LIBOR - 3mo. + 1.762%) to 3/22/2025	$2,549,000	$ 2,549,668
NatWest Markets PLC, 3.479%, 3/22/2025 (n)	2,527,000	2,503,550
Royal Bank of Canada, 0.5%, 10/26/2023	3,500,000	3,378,937
Standard Chartered PLC, 1.319% to 10/14/2022, FLR (CMT - 1yr. + 1.17%) to 10/14/2023 (n)	1,375,000	1,361,676
Standard Chartered PLC, 0.991% to 1/12/2024, FLR (CMT - 1yr. + 0.78%) to 1/12/2025 (n)	1,608,000	1,526,537
Standard Chartered PLC, 1.214% to 3/23/2024, FLR (CMT - 1yr. + 0.88%) to 3/23/2025 (n)	812,000	768,583
Standard Chartered PLC, 1.822% to 11/23/2024, FLR (CMT - 1yr. + 0.95%) to 11/23/2025 (n)	806,000	754,061
Standard Chartered PLC, 3.971% to 3/30/2025, FLR (CMT - 1yr. + 1.65%) to 3/30/2026 (n)	1,277,000	1,250,482
Sumitomo Mitsui Financial Group, Inc., 0.508%, 1/12/2024	801,000	764,478
Sumitomo Mitsui Financial Group, Inc., 1.474%, 7/08/2025	1,875,000	1,734,605
Sumitomo Mitsui Financial Group, Inc., 2.174%, 1/14/2027	2,571,000	2,359,494
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	1,534,000	1,460,579
Toronto-Dominion Bank, 0.25%, 1/06/2023	1,603,000	1,583,453
UBS Group AG, 3.491%, 5/23/2023 (n)	5,533,000	5,540,258
UBS Group AG, 1.008% to 7/30/2023, FLR (CMT - 1yr. + 0.83%) to 7/30/2024 (n)	1,470,000	1,427,124
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	2,872,000	2,617,453
Wells Fargo & Co., 2.164% to 2/11/2025, FLR (LIBOR - 3mo. + 0.75%) to 2/11/2026	2,912,000	2,762,293
Wells Fargo & Co., 3.526% to 3/24/2027, FLR (SOFR - 1 day + 1.51%) to 3/24/2028	4,336,000	4,161,995
		$ 89,181,292
Medical & Health Technology & Services – 0.8%
HCA Healthcare, Inc., 3.125%, 3/15/2027 (n)	$1,326,000	$ 1,247,025
HCA, Inc., 5%, 3/15/2024	2,522,000	2,580,644
Thermo Fisher Scientific, Inc., 1.215%, 10/18/2024	4,500,000	4,269,069
		$ 8,096,738
Metals & Mining – 0.8%
Anglo American Capital PLC, 4.75%, 4/10/2027 (n)	$1,111,000	$ 1,114,051
Glencore Funding LLC, 3%, 10/27/2022 (n)	610,000	611,269
Glencore Funding LLC, 4.125%, 3/12/2024 (n)	1,280,000	1,285,493
Glencore Funding LLC, 4.625%, 4/29/2024 (n)	791,000	800,388
Glencore Funding LLC, 1.625%, 9/01/2025 (n)	3,000,000	2,757,770
18

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – continued
Glencore Funding LLC, 1.625%, 4/27/2026 (n)	$1,875,000	$ 1,697,152
		$ 8,266,123
Midstream – 1.1%
Enbridge, Inc., 2.5%, 2/14/2025	$1,724,000	$ 1,670,077
Energy Transfer Operating Co., 2.9%, 5/15/2025	944,000	911,176
Gray Oak Pipeline LLC, 2%, 9/15/2023 (n)	1,624,000	1,589,198
MPLX LP, 3.5%, 12/01/2022	2,416,000	2,427,606
MPLX LP, 3.375%, 3/15/2023	471,000	472,702
Plains All American Pipeline LP, 3.85%, 10/15/2023	750,000	751,811
Western Midstream Operating LP, 3.6%, 2/01/2025	1,209,000	1,156,179
Western Midstream Operating LP, FLR, 2.621% (LIBOR - 3mo. + 0.85%), 1/13/2023	1,727,000	1,701,095
		$ 10,679,844
Mortgage-Backed – 0.5%
Fannie Mae, 4.5%, 4/01/2024 - 5/01/2025	$43,362	$ 44,233
Fannie Mae, 3%, 12/01/2031	310,436	308,976
Fannie Mae, 2%, 5/25/2044	258,350	254,038
Freddie Mac, 1.031%, 4/25/2024 (i)	100,193	1,471
Freddie Mac, 4%, 7/01/2025	60,236	61,349
Freddie Mac, 1.697%, 4/25/2030 (i)	6,402,999	642,529
Freddie Mac, 3%, 4/15/2033 - 6/15/2045	2,832,450	2,769,641
Freddie Mac, 2%, 7/15/2042	498,721	472,234
		$ 4,554,471
Municipals – 1.5%
California Earthquake Authority Rev., Taxable, “B”, 1.327%, 7/01/2022	$785,000	$ 785,297
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	555,000	548,402
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.486%, 11/01/2022	255,000	254,786
California Municipal Finance Authority Rev., Taxable (Century Housing Corp.), 1.605%, 11/01/2023	305,000	299,321
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.128%, 1/01/2023	430,000	428,859
Illinois Sales Tax Securitization Corp., Second Lien, Taxable, “B”, BAM, 2.225%, 1/01/2024	1,030,000	1,010,602
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 1.904%, 7/01/2023	115,000	113,750
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.156%, 7/01/2024	320,000	310,921
19

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – continued
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.306%, 7/01/2025	$250,000	$ 239,166
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.562%, 7/01/2026	315,000	299,549
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	1,008,575	965,257
New Jersey Economic Development Authority Rev., School Facilities Construction, Taxable, “HHH”, 3.75%, 9/01/2022 (n)	3,650,000	3,672,042
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	3,058,000	3,003,172
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.384%, 6/15/2022	460,000	460,387
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.551%, 6/15/2023	475,000	472,332
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 2.631%, 6/15/2024	450,000	440,556
Port Authority of NY & NJ, Taxable, “AAA”, 1.086%, 7/01/2023	1,635,000	1,603,896
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042	695,000	694,181
		$ 15,602,476
Natural Gas - Distribution – 0.2%
CenterPoint Energy Resources Corp., 0.7%, 3/02/2023	$2,491,000	$ 2,438,654
Natural Gas - Pipeline – 0.4%
APT Pipelines Ltd., 4.2%, 3/23/2025 (n)	$4,308,000	$ 4,317,004
Network & Telecom – 0.5%
AT&T, Inc., 0.9%, 3/25/2024	$4,742,000	$ 4,554,547
Oils – 0.1%
Valero Energy Corp., 1.2%, 3/15/2024	$1,400,000	$ 1,335,532
Other Banks & Diversified Financials – 1.5%
American Express Co., 2.25%, 3/04/2025	$959,000	$ 924,858
Banque Federative du Credit Mutuel S.A., 0.65%, 2/27/2024 (n)	3,117,000	2,963,768
Groupe BPCE S.A., 4%, 9/12/2023 (n)	1,193,000	1,199,681
Groupe BPCE S.A., FLR, 2.042% (LIBOR - 3mo. + 1.24%), 9/12/2023 (n)	1,193,000	1,202,663
Macquarie Group Ltd., 1.201% to 10/14/2024, FLR (SOFR - 1 day + 0.694%) to 10/14/2025 (n)	2,522,000	2,355,306
Macquarie Group Ltd., 1.34% to 1/12/2026, FLR (SOFR - 1 day + 1.069%) to 1/12/2027 (n)	2,132,000	1,892,910
National Bank of Canada, 2.15%, 10/07/2022 (n)	1,305,000	1,305,442
20

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
National Bank of Canada, 0.9% to 8/15/2022, FLR (CMT - 1yr. + 0.77%) to 8/15/2023	$1,723,000	$ 1,714,626
National Bank of Canada, 0.55% to 11/15/2023, FLR (CMT - 1yr. + 0.4%) to 11/15/2024	1,562,000	1,494,374
		$ 15,053,628
Pharmaceuticals – 0.4%
Royalty Pharma PLC, 0.75%, 9/02/2023	$2,468,000	$ 2,388,541
Viatris, Inc., 1.125%, 6/22/2022	1,763,000	1,760,685
		$ 4,149,226
Railroad & Shipping – 0.3%
Canadian Pacific Railway Co., 1.35%, 12/02/2024	$3,449,000	$ 3,266,889
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026	$1,172,000	$ 1,087,009
Retailers – 0.6%
Alibaba Group Holding Ltd., 2.8%, 6/06/2023	$1,506,000	$ 1,498,094
Kohl's Corp., 9.5%, 5/15/2025	2,962,000	3,323,329
Nordstrom, Inc., 2.3%, 4/08/2024	928,000	888,560
		$ 5,709,983
Specialty Stores – 0.2%
Genuine Parts Co., 1.75%, 2/01/2025	$1,456,000	$ 1,382,474
Ross Stores, Inc., 0.875%, 4/15/2026	1,034,000	924,868
		$ 2,307,342
Telecommunications - Wireless – 0.8%
Crown Castle International Corp., 3.15%, 7/15/2023	$680,000	$ 679,508
Crown Castle International Corp., REIT, 1.35%, 7/15/2025	546,000	503,480
Crown Castle International Corp., REIT, 2.9%, 3/15/2027	497,000	465,321
Rogers Communications, Inc., 3.2%, 3/15/2027 (n)	4,000,000	3,806,885
T-Mobile USA, Inc., 3.5%, 4/15/2025	2,831,000	2,790,851
		$ 8,246,045
Tobacco – 0.3%
B.A.T. Capital Corp., 3.222%, 8/15/2024	$1,631,000	$ 1,608,331
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	755,000	755,242
Philip Morris International, Inc., 1.125%, 5/01/2023	805,000	792,370
		$ 3,155,943
21

Consolidated Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Transportation - Services – 0.9%
Element Fleet Management Corp., 1.6%, 4/06/2024 (n)	$7,078,000	$ 6,797,198
ERAC USA Finance LLC, 2.7%, 11/01/2023 (n)	1,087,000	1,078,348
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	762,000	767,163
ERAC USA Finance LLC, 3.8%, 11/01/2025 (n)	762,000	765,018
		$ 9,407,727
U.S. Treasury Obligations – 12.6%
U.S. Treasury Notes, 0.125%, 10/15/2023	$116,159,000	$ 112,225,168
U.S. Treasury Notes, 1.5%, 11/30/2024	16,202,000	15,657,714
		$ 127,882,882
Utilities - Electric Power – 1.7%
Emera US Finance LP, 0.833%, 6/15/2024	$1,181,000	$ 1,106,224
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)	3,214,000	3,238,137
Exelon Corp., 2.75%, 3/15/2027 (n)	1,525,000	1,440,720
FirstEnergy Corp., 2.05%, 3/01/2025	1,344,000	1,266,720
FirstEnergy Corp., 1.6%, 1/15/2026	818,000	747,284
NextEra Energy, Inc., 0.65%, 3/01/2023	1,950,000	1,918,617
Pacific Gas & Electric Co., 1.75%, 6/16/2022	714,000	713,516
Pacific Gas & Electric Co., 1.367%, 3/10/2023	764,000	752,751
Pacific Gas & Electric Co., 1.7%, 11/15/2023	953,000	925,523
Pacific Gas & Electric Co., 3.25%, 2/16/2024	3,919,000	3,865,995
WEC Energy Group, Inc., 0.8%, 3/15/2024	1,138,000	1,082,648
		$ 17,058,135
Total Bonds (Identified Cost, $649,539,202)		$ 627,657,658
Investment Companies (h) – 18.2%
Money Market Funds – 18.2%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $185,469,838)	185,471,401	$ 185,471,401
Short-Term Obligations (s)(y) – 3.0%
Freddie Mac, 0%, due 5/02/2022 (Identified Cost, $30,671,872)	$30,672,000	$ 30,672,000

Other Assets, Less Liabilities – 17.0%		172,529,728
Net Assets – 100.0%		$ 1,016,330,787

(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $185,471,401 and $658,329,658, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
22

Consolidated Portfolio of Investments (unaudited) – continued
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $256,314,069, representing 25.2% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Note 2 of the Notes to Consolidated Financial Statements for details of the wholly-owned subsidiary.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate quoted is the annualized one-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ACRES 2021-FL2 Issuer Ltd., “B”, FLR, 2.804% (LIBOR - 1mo. + 2.25%), 1/15/2037	12/07/21	$1,527,500	$1,507,166
MF1 2020-FL3 Ltd., “B”, FLR, 4.373% (LIBOR - 1mo. + 3.75%), 7/15/2035	6/12/20	205,000	206,092
MF1 2020-FL3 Ltd., “C”, FLR, 5.123% (LIBOR - 1mo. + 4.5%), 7/15/2035	6/12/20	293,000	297,003
Total Restricted Securities			$2,010,261
% of Net assets			0.2%

The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index is composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is composed of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMFCT	Bloomberg Feeder Cattle Subindex Total Return, this index is comprised of futures contracts on feeder cattle. It is quoted in USD.
BCOMGCTR	Bloomberg Gold Subindex Total Return, this index is composed of futures contracts on gold.
BCOMGOT	Bloomberg Gas and Oil Subindex Total Return, this index is composed of futures contracts on gas and oil.
BCOMHGTR	Bloomberg Copper Subindex Total Return, this index is composed of futures contracts on copper.
23

Consolidated Portfolio of Investments (unaudited) – continued
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMLHTR	Bloomberg Lean Hogs Subindex Total Return, this index is composed of futures contracts on lean hogs. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return, this index is a single commodity subindex of the Bloomberg CI composed of futures contracts on Nickel. It reflects the return of underlying commodity futures price movements only. It is quoted in USD.
BCOMPLTR	Bloomberg Platinum Subindex Total Return
BCOMRBTR	Bloomberg Unleaded Gasoline Subindex Total Return, this index is composed of futures contracts on unleaded gasoline. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal.
BCOMTR	Bloomberg Commodity Index Total Return
BCOMWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
MLCILPRT	Merrill Lynch International Bloomberg Commodity Index Total Return
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPGCCCTR	S&P GSCI Cocoa Index Total Return
24

Consolidated Portfolio of Investments (unaudited) – continued
Derivative Contracts at 4/30/22
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Total Return Swaps
8/31/22	USD	6,354,399 (Short)	Merrill Lynch International	3 month T-Bill + 0.03%	BCOMSITR (floating rate)	$3,484	$—	$3,484
11/30/22	USD	12,688,246 (Short)	Goldman Sachs International	3 month T-Bill + 0.045%	BCOMGCTR (floating rate)	6,547	—	6,547
1/13/23	USD	11,035,824 (Short)	Morgan Stanley	3 month T-Bill + 0.03%	SPGCCCTR (floating rate)	5,828	—	5,828
1/13/23	USD	10,500,814 (Short)	Citibank N.A.	3 month T-Bill + 0.03%	BCOMLCTR (floating rate)	5,448	—	5,448
2/28/23	USD	13,429,392 (Short)	Morgan Stanley	3 month T-Bill + 0.01%	BCOMSMT (floating rate)	7,154	—	7,154
3/15/23	USD	11,080,630 (Short)	Morgan Stanley	3 month T-Bill - 0.08%	BCOMPLTR (floating rate)	6,004	—	6,004
4/11/23	USD	12,241,441 (Short)	Morgan Stanley	3 month T-Bill + 0.00%	BCOMFCT (floating rate)	6,646	—	6,646
4/28/23	USD	11,472,531 (Short)	Merrill Lynch International	3 month T-Bill - 0.08%	BCOMHGTR (floating rate)	6,342	—	6,342
5/14/23	USD	4,380,781 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMBOTR (floating rate)	1,209	—	1,209
5/15/23	USD	3,824,798 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMWHTR (floating rate)	1,374	—	1,374
5/15/23	USD	3,832,173 (Short)	Goldman Sachs International	3 month T-Bill + 0.05%	BCOMNITR (floating rate)	1,375	—	1,375
5/15/23	USD	3,823,340 (Short)	JPMorgan Chase Bank N.A.	3 month T-Bill - 0.05%	BCOMKWT (floating rate)	1,375	—	1,375
5/26/23	USD	43,397,696 (Long)	Merrill Lynch International	3 month T-Bill + 0.07%	BCOMTR (floating rate)	389,362	—	389,362
						$442,148	$—	$442,148
Liability Derivatives
Total Return Swaps
5/27/22	USD	10,756,994 (Long)	Merrill Lynch International	BCOMLHTR (floating rate)	3 month T-Bill + 0.075%	$(6,779)	$—	$(6,779)
5/27/22	USD	113,959,022 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(62,812)	—	(62,812)
25

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
6/17/22	USD	44,087,884 (Long)	Goldman Sachs International	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	$(24,299)	$—	$(24,299)
6/17/22	USD	39,722,742 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(21,057)	—	(21,057)
6/17/22	USD	44,087,884 (Long)	Citibank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(24,299)	—	(24,299)
6/17/22	USD	44,087,884 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(24,299)	—	(24,299)
8/26/22	USD	157,783,786 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.14%	(91,598)	—	(91,598)
8/31/22	USD	30,648,749 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	(16,889)	—	(16,889)
10/21/22	USD	23,929,362 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(12,685)	—	(12,685)
10/21/22	USD	153,024,206 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(87,670)	—	(87,670)
11/04/22	USD	13,821,305 (Long)	JPMorgan Chase Bank N.A.	BCOMRBTR (floating rate)	3 month T-Bill + 0.08%	(7,080)	—	(7,080)
11/30/22	USD	47,149,387 (Long)	Merrill Lynch International	MLCILPRT (a) (floating rate)	3 month T-Bill + 0.13%	(27,013)	—	(27,013)
11/30/22	USD	29,617,688 (Long)	Citibank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.10%	(16,381)	—	(16,381)
11/30/22	USD	61,703,518 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.09%	(33,653)	—	(33,653)
11/30/22	USD	123,407,035 (Long)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	3 month T-Bill + 0.07%	(65,418)	—	(65,418)
2/28/23	USD	24,550,993 (Long)	Goldman Sachs International	BCOMTR (floating rate)	3 month T-Bill + 0.08%	(13,202)	—	(13,202)
26

Consolidated Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements - continued
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive (Monthly)	Cash Flows to Pay (Monthly)	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives - continued
Total Return Swaps - continued
3/15/23	USD	15,362,287 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.10%	$(8,470)	$—	$(8,470)
3/15/23	USD	14,642,790 (Long)	Morgan Stanley	BCOMCTTR (floating rate)	3 month T-Bill + 0.15%	(8,305)	—	(8,305)
4/11/23	USD	26,293,927 (Long)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	3 month T-Bill + 0.00%	(14,365)	—	(14,365)
4/11/23	USD	26,293,927 (Long)	Merrill Lynch International	BCOMF3T (floating rate)	3 month T-Bill + 0.00%	(14,413)	—	(14,413)
4/28/23	USD	10,026,022 (Long)	Merrill Lynch International	BCOMCLTR (floating rate)	3 month T-Bill + 0.05%	(5,172)	—	(5,172)
4/28/23	USD	12,037,012 (Long)	Merrill Lynch International	BCOMNGTR (floating rate)	3 month T-Bill + 0.05%	(5,054)	—	(5,054)
5/12/23	USD	8,448,617 (Long)	Merrill Lynch International	BCOMHOTR (floating rate)	3 month T-Bill + 0.06%	(2,783)	—	(2,783)
5/12/23	USD	8,553,065 (Long)	Merrill Lynch International	BCOMGOT (floating rate)	3 month T-Bill + 0.06%	(2,784)	—	(2,784)
5/12/23	USD	11,607,734 (Long)	Merrill Lynch International	BCOMCOT (floating rate)	3 month T-Bill + 0.06%	(4,167)	—	(4,167)
						$(600,647)	$—	$(600,647)
At April 30, 2022, the fund had cash collateral of $49,553,185 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Consolidated Statement of Assets and Liabilities are comprised of cash collateral.
(a)	The Merrill Lynch MLCILPRT Commodity Index, the components of which are not publicly available, seeks to provide exposure to a diversified group of commodities. Through its investment in the swap, the fund has indirect exposure to the following positions that compose the MLCILPRT:

Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $157,783,786*	Notional Amount: $153,024,206*	Notional Amount: $47,149,387*
Long Futures Contracts
Soybean Oil - July 2022	3.6%	5,680,216	5,508,871	1,697,378
27

Consolidated Portfolio of Investments (unaudited) – continued
Referenced Commodity Futures Contracts	% of Notional	Notional Amount: $157,783,786*	Notional Amount: $153,024,206*	Notional Amount: $47,149,387*
Corn - July 2022	5.9%	9,309,243	9,028,428	2,781,814
WTI - July 2022	8.3%	13,096,054	12,701,009	3,913,399
Brent - July 2022	1.9%	2,997,892	2,907,460	895,838
Brent - Sept 2022	5.1%	8,046,973	7,804,235	2,404,619
Cotton - July 2022	1.5%	2,366,757	2,295,363	707,241
Gold - June 2022	3.4%	5,364,649	5,202,823	1,603,079
Gold - Aug 2022	9.3%	14,673,892	14,231,251	4,384,893
Copper Comex - July 2022	4.3%	6,784,703	6,580,041	2,027,424
Heating Oil - July 2022	2.4%	3,786,811	3,672,581	1,131,585
Coffee - July 2022	2.1%	3,313,460	3,213,508	990,137
Kansas Wheat - July 2022	1.9%	2,997,892	2,907,460	895,838
Aluminum - July 2022	3.5%	5,522,433	5,355,847	1,650,229
Live Cattle - June 2022	0.7%	1,104,487	1,071,169	330,046
Live Cattle - Aug 2022	2.0%	3,155,676	3,060,484	942,988
Lean Hogs - June 2022	0.5%	788,919	765,121	235,747
Lean Hogs - July 2022	1.3%	2,051,189	1,989,315	612,942
Nickel - July 2022	3.3%	5,206,865	5,049,799	1,555,930
Zinc - July 2022	2.8%	4,417,946	4,284,678	1,320,183
Natural Gas - July 2022	12.6%	19,880,755	19,281,050	5,940,823
Gasoil - July 2022	3.3%	5,206,865	5,049,799	1,555,930
Soybeans - July 2022	5.5%	8,678,108	8,416,331	2,593,216
Sugar - July 2022	2.3%	3,629,027	3,519,557	1,084,436
Silver - July 2022	3.9%	6,153,568	5,967,944	1,838,826
Soybean Meal - July 2022	2.9%	4,575,730	4,437,702	1,367,332
Wheat - July 2022	3.2%	5,049,081	4,896,775	1,508,780
Gasoline RBOB - July 2022	2.5%	3,944,595	3,825,605	1,178,734
	100.0%	$157,783,786	$153,024,206	$47,149,387
* The notional amount is indicative of the quantity and proportionate value of each commodity futures contract.
See Notes to Consolidated Financial Statements
28

Consolidated Financial Statements
Consolidated Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value (identified cost, $680,211,074)	$658,329,658
Investments in affiliated issuers, at value (identified cost, $185,469,838)	185,471,401
Cash	80,229,324
Restricted cash for
Uncleared swaps	49,553,185
Receivables for
Due from uncleared swap brokers	54,937,673
Fund shares sold	270,892
Interest	2,695,305
Uncleared swaps, at value	442,148
Other assets	1,924
Total assets	$1,031,931,510
Liabilities
Payables for
Distributions	$306
Due to uncleared swap brokers	2,206,485
Investments purchased	35,564
Fund shares reacquired	12,577,574
Uncleared swaps, at value	600,647
Payable to affiliates
Investment adviser	62,042
Administrative services fee	1,493
Shareholder servicing costs	4,022
Distribution and service fees	434
Payable for independent Trustees' compensation	2,133
Accrued expenses and other liabilities	110,023
Total liabilities	$15,600,723
Net assets	$1,016,330,787
Net assets consist of
Paid-in capital	$1,207,609,768
Total distributable earnings (loss)	(191,278,981)
Net assets	$1,016,330,787
Shares of beneficial interest outstanding	180,402,561
29

Consolidated Statement of Assets and Liabilities (unaudited) – continued
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$12,903,366	2,298,003	$5.62
Class B	130,317	23,301	5.59
Class C	1,819,056	327,441	5.56
Class I	10,829,855	1,920,085	5.64
Class R1	79,545	14,193	5.60
Class R2	89,597	15,954	5.62
Class R3	81,791	14,543	5.62
Class R4	82,545	14,661	5.63
Class R6	990,314,715	175,774,380	5.63

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $5.96 [100 / 94.25 x $5.62]. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Consolidated Financial Statements
30

Consolidated Financial Statements
Consolidated Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Interest	$4,030,806
Dividends from affiliated issuers	83,762
Other	9,442
Total investment income	$4,124,010
Expenses
Management fee	$3,585,009
Distribution and service fees	15,969
Shareholder servicing costs	8,277
Administrative services fee	71,896
Independent Trustees' compensation	7,026
Custodian fee	29,008
Shareholder communications	4,202
Audit and tax fees	45,927
Legal fees	9,545
Miscellaneous	110,390
Total expenses	$3,887,249
Reduction of expenses by investment adviser and distributor	(66,889)
Net expenses	$3,820,360
Net investment income (loss)	$303,650
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(1,768,641)
Swap agreements	255,300,126
Net realized gain (loss)	$253,531,485
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$(24,941,775)
Affiliated issuers	(1)
Swap agreements	2,653,326
Net unrealized gain (loss)	$(22,288,450)
Net realized and unrealized gain (loss)	$231,243,035
Change in net assets from operations	$231,546,685
See Notes to Consolidated Financial Statements
31

Financial Statements
Consolidated Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$303,650	$3,819,380
Net realized gain (loss)	253,531,485	321,283,391
Net unrealized gain (loss)	(22,288,450)	(8,106,592)
Change in net assets from operations	$231,546,685	$316,996,179
Total distributions to shareholders	$(323,000,068)	$(7,000,067)
Change in net assets from fund share transactions	$170,941,910	$(64,757,668)
Total change in net assets	$79,488,527	$245,238,444
Net assets
At beginning of period	936,842,260	691,603,816
At end of period	$1,016,330,787	$936,842,260
See Notes to Consolidated Financial Statements
32

Consolidated Financial Statements
Consolidated Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$7.02	$4.85	$5.32	$5.65	$6.00	$5.89
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.00(w)	$0.04	$0.10	$0.07	$0.03(c)
Net realized and unrealized gain (loss)	1.00	2.21	(0.42)	(0.27)	(0.25)	0.10
Total from investment operations	$0.99	$2.21	$(0.38)	$(0.17)	$(0.18)	$0.13
Less distributions declared to shareholders
From net investment income	$(2.39)	$(0.04)	$(0.09)	$(0.16)	$(0.17)	$(0.02)
Net asset value, end of period (x)	$5.62	$7.02	$4.85	$5.32	$5.65	$6.00
Total return (%) (r)(s)(t)(x)	26.11(n)	45.84	(7.24)	(2.96)	(2.98)	2.25(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.15	1.13	1.10	1.09	1.06(c)
Expenses after expense reductions	1.13(a)	1.14	1.12	1.09	1.08	1.05(c)
Net investment income (loss)	(0.31)(a)	0.07	0.94	1.86	1.22	0.58(c)
Portfolio turnover	14(n)	28	57	64	72	51
Net assets at end of period (000 omitted)	$12,903	$4,921	$1,041	$321	$63	$49
See Notes to Consolidated Financial Statements
33

Consolidated Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$6.96	$4.81	$5.28	$5.64	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$0.01	$0.06	$0.02
Net realized and unrealized gain (loss)	1.00	2.20	(0.43)	(0.26)	(0.09)
Total from investment operations	$0.97	$2.16	$(0.42)	$(0.20)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(2.34)	$(0.01)	$(0.05)	$(0.16)	$—
Net asset value, end of period (x)	$5.59	$6.96	$4.81	$5.28	$5.64
Total return (%) (r)(s)(t)(x)	25.49(n)	44.93	(8.10)	(3.68)	(1.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.89	1.87	1.84	1.94(a)
Expenses after expense reductions	1.88(a)	1.88	1.86	1.83	1.93(a)
Net investment income (loss)	(1.04)(a)	(0.65)	0.23	1.13	1.34(a)
Portfolio turnover	14(n)	28	57	64	72
Net assets at end of period (000 omitted)	$130	$98	$60	$48	$52

Class C	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$6.94	$4.80	$5.28	$5.64	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$0.01	$0.06	$0.02
Net realized and unrealized gain (loss)	1.00	2.19	(0.43)	(0.27)	(0.09)
Total from investment operations	$0.97	$2.15	$(0.42)	$(0.21)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(2.35)	$(0.01)	$(0.06)	$(0.15)	$—
Net asset value, end of period (x)	$5.56	$6.94	$4.80	$5.28	$5.64
Total return (%) (r)(s)(t)(x)	25.71(n)	44.77	(8.07)	(3.69)	(1.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.90	1.88	1.84	1.94(a)
Expenses after expense reductions	1.89(a)	1.88	1.87	1.83	1.93(a)
Net investment income (loss)	(1.04)(a)	(0.66)	0.20	1.12	1.41(a)
Portfolio turnover	14(n)	28	57	64	72
Net assets at end of period (000 omitted)	$1,819	$1,095	$435	$93	$49
See Notes to Consolidated Financial Statements
34

Consolidated Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$7.04	$4.86	$5.32	$5.65	$6.00	$5.90
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)	$0.02	$0.06	$0.11	$0.09	$0.05(c)
Net realized and unrealized gain (loss)	1.00	2.21	(0.42)	(0.26)	(0.25)	0.09
Total from investment operations	$1.00	$2.23	$(0.36)	$(0.15)	$(0.16)	$0.14
Less distributions declared to shareholders
From net investment income	$(2.40)	$(0.05)	$(0.10)	$(0.18)	$(0.19)	$(0.04)
Net asset value, end of period (x)	$5.64	$7.04	$4.86	$5.32	$5.65	$6.00
Total return (%) (r)(s)(t)(x)	26.17(n)	46.19	(6.90)	(2.75)	(2.73)	2.32(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90(a)	0.90	0.89	0.84	0.85	0.82(c)
Expenses after expense reductions	0.89(a)	0.89	0.88	0.83	0.84	0.81(c)
Net investment income (loss)	(0.05)(a)	0.30	1.17	2.13	1.45	0.83(c)
Portfolio turnover	14(n)	28	57	64	72	51
Net assets at end of period (000 omitted)	$10,830	$6,029	$500	$135	$48	$49

Class R1	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$6.97	$4.81	$5.28	$5.64	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.03)	$(0.04)	$0.01	$0.06	$0.02
Net realized and unrealized gain (loss)	1.00	2.20	(0.43)	(0.27)	(0.09)
Total from investment operations	$0.97	$2.16	$(0.42)	$(0.21)	$(0.07)
Less distributions declared to shareholders
From net investment income	$(2.34)	$—	$(0.05)	$(0.15)	$—
Net asset value, end of period (x)	$5.60	$6.97	$4.81	$5.28	$5.64
Total return (%) (r)(s)(t)(x)	25.44(n)	44.91	(8.08)	(3.69)	(1.23)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.90(a)	1.89	1.87	1.84	1.94(a)
Expenses after expense reductions	1.88(a)	1.88	1.86	1.83	1.93(a)
Net investment income (loss)	(1.03)(a)	(0.63)	0.26	1.14	1.35(a)
Portfolio turnover	14(n)	28	57	64	72
Net assets at end of period (000 omitted)	$80	$63	$44	$48	$49
See Notes to Consolidated Financial Statements
35

Consolidated Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$7.00	$4.83	$5.30	$5.65	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.01)	$0.04	$0.09	$0.02
Net realized and unrealized gain (loss)	1.00	2.20	(0.44)	(0.27)	(0.08)
Total from investment operations	$0.99	$2.19	$(0.40)	$(0.18)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(2.37)	$(0.02)	$(0.07)	$(0.17)	$—
Net asset value, end of period (x)	$5.62	$7.00	$4.83	$5.30	$5.65
Total return (%) (r)(s)(t)(x)	25.99(n)	45.58	(7.59)	(3.31)	(1.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.40(a)	1.39	1.37	1.34	1.44(a)
Expenses after expense reductions	1.38(a)	1.38	1.36	1.33	1.43(a)
Net investment income (loss)	(0.53)(a)	(0.13)	0.75	1.64	1.86(a)
Portfolio turnover	14(n)	28	57	64	72
Net assets at end of period (000 omitted)	$90	$64	$44	$48	$49

Class R3	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$7.02	$4.84	$5.31	$5.65	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$0.01	$0.05	$0.10	$0.03
Net realized and unrealized gain (loss)	1.00	2.20	(0.43)	(0.27)	(0.09)
Total from investment operations	$0.99	$2.21	$(0.38)	$(0.17)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(2.39)	$(0.03)	$(0.09)	$(0.17)	$—
Net asset value, end of period (x)	$5.62	$7.02	$4.84	$5.31	$5.65
Total return (%) (r)(s)(t)(x)	25.89(n)	46.03	(7.34)	(3.03)	(1.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.15(a)	1.14	1.12	1.09	1.19(a)
Expenses after expense reductions	1.13(a)	1.13	1.11	1.08	1.18(a)
Net investment income (loss)	(0.27)(a)	0.12	1.00	1.89	2.10(a)
Portfolio turnover	14(n)	28	57	64	72
Net assets at end of period (000 omitted)	$82	$65	$44	$48	$49
See Notes to Consolidated Financial Statements
36

Consolidated Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18(i)
Net asset value, beginning of period	$7.03	$4.85	$5.32	$5.65	$5.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00)	$0.02	$0.06	$0.11	$0.03
Net realized and unrealized gain (loss)	1.00	2.21	(0.43)	(0.26)	(0.09)
Total from investment operations	$1.00	$2.23	$(0.37)	$(0.15)	$(0.06)
Less distributions declared to shareholders
From net investment income	$(2.40)	$(0.05)	$(0.10)	$(0.18)	$—
Net asset value, end of period (x)	$5.63	$7.03	$4.85	$5.32	$5.65
Total return (%) (r)(s)(t)(x)	26.23(n)	46.27	(7.09)	(2.75)	(1.05)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.90(a)	0.89	0.87	0.84	0.94(a)
Expenses after expense reductions	0.89(a)	0.88	0.86	0.83	0.93(a)
Net investment income (loss)	(0.03)(a)	0.37	1.25	2.14	2.35(a)
Portfolio turnover	14(n)	28	57	64	72
Net assets at end of period (000 omitted)	$83	$65	$45	$48	$49

Class R6	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$7.04	$4.86	$5.33	$5.65	$6.00	$5.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.00	$0.03	$0.06	$0.11	$0.09	$0.05(c)
Net realized and unrealized gain (loss)	1.00	2.20	(0.43)	(0.25)	(0.25)	0.09
Total from investment operations	$1.00	$2.23	$(0.37)	$(0.14)	$(0.16)	$0.14
Less distributions declared to shareholders
From net investment income	$(2.41)	$(0.05)	$(0.10)	$(0.18)	$(0.19)	$(0.04)
Net asset value, end of period (x)	$5.63	$7.04	$4.86	$5.33	$5.65	$6.00
Total return (%) (r)(s)(t)(x)	26.17(n)	46.24	(7.06)	(2.57)	(2.74)	2.32(c)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.81(a)	0.81	0.83	0.83	0.84	0.81(c)
Expenses after expense reductions	0.79(a)	0.80	0.82	0.82	0.83	0.80(c)
Net investment income (loss)	0.07(a)	0.46	1.28	2.15	1.46	0.83(c)
Portfolio turnover	14(n)	28	57	64	72	51
Net assets at end of period (000 omitted)	$990,315	$924,441	$689,390	$625,443	$587,864	$591,976

See Notes to Consolidated Financial Statements
37

Consolidated Financial Highlights – continued
(a)	Annualized.
(c)	Amount reflects a one-time reimbursement of expenses by the custodian (or former custodian) without which net investment income and performance would be lower and expenses would be higher.
(d)	Per share data is based on average shares outstanding.
(i)	For Class B, Class C, Class R1, Class R2, Class R3, and Class R4, the period is from the class inception, August 15, 2018, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Consolidated Financial Statements
38

Notes to Consolidated Financial Statements
(unaudited)
(1) Business and Organization
MFS Commodity Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
Principles of Consolidation — The fund gains exposure to the commodities markets by investing a portion of the fund’s assets in the MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, strategies, and restrictions as the fund, except that the Subsidiary gains exposure to the commodities market by investing directly in commodity-linked futures, options, and swaps. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of April 30, 2022, the Subsidiary’s net assets were $192,989,505, which represented 19.0% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.
General — The preparation of Consolidated Financial Statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these Consolidated Financial Statements, management has evaluated subsequent events occurring after the date of the fund’s Consolidated Statement of Assets and Liabilities through the date that the Consolidated Financial Statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Consolidated Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency
39

Notes to Consolidated Financial Statements (unaudited) - continued
laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,
40

Notes to Consolidated Financial Statements (unaudited) - continued
an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as swap agreements. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$127,882,882	$—	$127,882,882
Non - U.S. Sovereign Debt	—	7,750,593	—	7,750,593
Municipal Bonds	—	15,602,476	—	15,602,476
U.S. Corporate Bonds	—	179,558,549	—	179,558,549
Residential Mortgage-Backed Securities	—	7,010,517	—	7,010,517
Commercial Mortgage-Backed Securities	—	41,575,635	—	41,575,635
Asset-Backed Securities (including CDOs)	—	80,151,070	—	80,151,070
Foreign Bonds	—	168,125,936	—	168,125,936
Short-Term Securities	—	30,672,000	—	30,672,000
Mutual Funds	185,471,401	—	—	185,471,401
Total	$185,471,401	$658,329,658	$—	$843,801,059
Other Financial Instruments
Swap Agreements – Assets	$—	$442,148	$—	$442,148
Swap Agreements – Liabilities	—	(600,647)	—	(600,647)
For further information regarding security characteristics, see the Consolidated Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party.
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Notes to Consolidated Financial Statements (unaudited) - continued
The fund's period end derivatives, as presented in the Consolidated Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Consolidated Statement of Assets and Liabilities:
		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Commodity	Total Return Swaps	$442,148	$(600,647)
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Consolidated Statement of Operations:
Risk	Swap Agreements
Commodity	$255,300,126
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Consolidated Statement of Operations:
Risk	Swap Agreements
Commodity	$2,653,326
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded
42

Notes to Consolidated Financial Statements (unaudited) - continued
under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Consolidated Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2022:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Uncleared Swaps, at value	$442,148	$(600,647)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Consolidated Statement of Assets & Liabilities	$442,148	$(600,647)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	—	—
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$442,148	$(600,647)
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2022:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Citibank N.A.	$5,448	$(5,448)	$—	$—	$—
Goldman Sachs International	7,922	(7,922)	—	—	—
JPMorgan Chase Bank N.A.	3,958	(3,958)	—	—	—
Merrill Lynch International	399,188	(247,433)	—	—	151,755
Morgan Stanley	25,632	(8,305)	—	—	17,327
Total	$442,148	$(273,066)	$—	$—	$169,082
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Notes to Consolidated Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2022:
		Amounts Not Offset in the Consolidated Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Citibank N.A.	$(40,680)	$5,448	$—	$—	$(35,232)
Goldman Sachs International	(133,966)	7,922	—	126,044	—
JPMorgan Chase Bank N.A.	(170,263)	3,958	—	166,305	—
Merrill Lynch International	(247,433)	247,433	—	—	—
Morgan Stanley	(8,305)	8,305	—	—	—
Total	$(600,647)	$273,066	$—	$292,349	$(35,232)
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Consolidated Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Consolidated Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Consolidated Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Consolidated Statement
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Notes to Consolidated Financial Statements (unaudited) - continued
of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Consolidated Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Consolidated Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. On a monthly basis, the change in the total return of the index is measured to determine the monthly payment due to or from the counterparty. These payments are included in “Due from uncleared swap brokers” or “Due to uncleared swap brokers” in the Consolidated Statement of Assets and Liabilities. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income — Investment transactions are recorded on the trade date. Some securities may be purchased or sold on an extended settlement basis, which means that the receipt or delivery of the securities by the fund and related
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Notes to Consolidated Financial Statements (unaudited) - continued
payments occur at a future date, usually beyond the customary settlement period.
Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Consolidated Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Consolidated Statement of Operations.
The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Consolidated Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Consolidated Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain
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Notes to Consolidated Financial Statements (unaudited) - continued
tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to treating the Subsidiary as a separate holding for tax purposes instead of a consolidated entity and amortization and accretion of debt securities.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$7,000,067
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$ 888,140,941
Gross appreciation	8,054,493
Gross depreciation	(52,394,375)
Net unrealized appreciation (depreciation)	$ (44,339,882)
As of 10/31/21
Undistributed ordinary income	320,604,833
Capital loss carryforwards	(95,100,554)
Other temporary differences	88,999,506
Net unrealized appreciation (depreciation)	(414,329,383)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(74,894,518)
Long-Term	(20,206,036)
Total	$(95,100,554)
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Notes to Consolidated Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Consolidated Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/22	Year ended 10/31/21
Class A	$1,794,716	$9,339
Class B	32,591	98
Class C	375,292	570
Class I	1,842,874	4,956
Class R1	21,275	—
Class R2	23,360	208
Class R3	22,077	315
Class R4	22,351	424
Class R6	318,865,532	6,984,157
Total	$323,000,068	$7,000,067
(3) Transactions with Affiliates
Investment Adviser — The fund and the Subsidiary have investment advisory agreements with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
The Subsidiary does not pay a management fee to MFS.
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2022, this management fee reduction amounted to $66,805, which is included in the reduction of total expenses in the Consolidated Statement of Operations. The management fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,999 for the six months ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
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Notes to Consolidated Financial Statements (unaudited) - continued
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 8,445
Class B	0.75%	0.25%	1.00%	1.00%	536
Class C	0.75%	0.25%	1.00%	1.00%	6,384
Class R1	0.75%	0.25%	1.00%	1.00%	337
Class R2	0.25%	0.25%	0.50%	0.50%	181
Class R3	—	0.25%	0.25%	0.25%	86
Total Distribution and Service Fees					$15,969
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2022, this rebate amounted to $84 for Class A and is included in the reduction of total expenses in the Consolidated Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2022, were as follows:
Amount
Class A	$—
Class B	—
Class C	4
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2022, the fee was $812, which equated to 0.0002% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing
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Notes to Consolidated Financial Statements (unaudited) - continued
costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $7,465.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0150% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
On June 18, 2021, MFS redeemed 8,931 shares of Class A for an aggregate amount of $55,192.
At April 30, 2022, MFS held approximately 61% and 90% of the oustanding shares of Class B and Class R2, respectively, and 100% of the outstanding shares of Class R1, Class R3, and Class R4.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $2,088,099.
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$—	$29,503,092
Non-U.S. Government securities	140,374,791	87,237,504
50

Notes to Consolidated Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,344,639	$7,139,443	512,320	$3,128,889
Class B	3,234	15,660	8,896	53,738
Class C	98,244	508,977	77,335	460,283
Class I	1,096,854	5,883,227	890,561	5,176,652
Class R1	2	5	—	—
Class R2	1,159	7,124	—	—
Class R3	1	5	—	—
Class R6	3,075,047	17,181,330	7,523,833	41,419,211
	5,619,180	$30,735,771	9,012,945	$50,238,773
Shares issued to shareholders in reinvestment of distributions
Class A	423,412	$1,761,393	1,886	$9,339
Class B	7,834	32,591	20	98
Class C	90,870	375,292	115	570
Class I	440,879	1,842,874	983	4,956
Class R1	5,102	21,275	—	—
Class R2	5,602	23,360	42	208
Class R3	5,294	22,077	63	315
Class R4	5,359	22,351	84	424
Class R6	76,466,554	318,865,532	1,385,745	6,984,157
	77,450,906	$322,966,745	1,388,938	$7,000,067
Shares reacquired
Class A	(170,993)	$(758,941)	(28,196)	$(174,521)
Class B	(1,891)	(9,782)	(7,245)	(42,300)
Class C	(19,403)	(94,121)	(10,357)	(64,225)
Class I	(473,926)	(2,620,296)	(138,131)	(892,634)
Class R2	(1)	(4)	—	—
Class R6	(35,024,736)	(179,277,462)	(19,620,559)	(120,822,828)
	(35,690,950)	$(182,760,606)	(19,804,488)	$(121,996,508)
51

Notes to Consolidated Financial Statements (unaudited) - continued
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	1,597,058	$8,141,895	486,010	$2,963,707
Class B	9,177	38,469	1,671	11,536
Class C	169,711	790,148	67,093	396,628
Class I	1,063,807	5,105,805	753,413	4,288,974
Class R1	5,104	21,280	—	—
Class R2	6,760	30,480	42	208
Class R3	5,295	22,082	63	315
Class R4	5,359	22,351	84	424
Class R6	44,516,865	156,769,400	(10,710,981)	(72,419,460)
	47,379,136	$170,941,910	(9,402,605)	$(64,757,668)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2035 Fund, the Lifetime 2050 Fund, the MFS Lifetime Income Fund, the MFS Lifetime 2055 Fund, the MFS Lifetime 2025 Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 33%, 26%, 16%, 10%, 3%, 2%, 2%, 2%, 2%, 1%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2060 Fund and the MFS Lifetime 2065 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $1,708 and $0, respectively, and are included in “Miscellaneous” expense in the Consolidated Statement of Operations.
52

Notes to Consolidated Financial Statements (unaudited) - continued
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$133,814,176	$445,392,325	$393,735,099	$—	$(1)	$185,471,401

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$83,762	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.
53

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
54

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
55

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Semiannual Report
April 30, 2022
MFS®  Global Alternative
Strategy Fund
DTR-SEM

MFS® Global Alternative
Strategy Fund

Contact information	back cover

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK GUARANTEE

LETTER FROM THE CHAIR AND CEO
Dear Shareholders:
Global markets have recently been buffeted by a series of crosscurrents, including rising inflation, tighter financial conditions, the continued spread of the coronavirus (particularly in Asia), and the evolving geopolitical landscape in the wake of Russia’s invasion of Ukraine. Consequently, at a time when global growth faces multiple headwinds, central banks have been presented with the challenge of reining in rising prices without tipping economies into recession. The US Federal Reserve has hiked rates at consecutive meetings for the first time since 2006 and raised rates by more than 0.25% for the first time since 2000. Additional half-point hikes are expected at the Fed’s next two meetings as it seeks to adopt a neutral monetary policy stance before the end of the year. Richly valued growth equities have been hit particularly hard by higher interest rates, and volatility in credit markets has picked up too.
There are, however, encouraging signs for the markets. The number of coronavirus cases outside of Asia remains well below prior peaks, and fewer are seriously ill. Meanwhile, unemployment is low and there are signs that some global supply chain bottlenecks are beginning to ease, though lockdowns in China and disruptions stemming from Russia’s invasion of Ukraine could hamper these advances. Additionally, easier Chinese monetary and regulatory policies and the record pace of corporate stock buybacks are supportive elements, albeit in an otherwise turbulent investment environment.
It is important to have a deep understanding of company fundamentals during times of market transition, and we have built our global research platform to do just that.
At MFS®, we put our clients’ assets to work responsibly by carefully navigating increasingly complex global capital markets. Our investment team, guided by a commitment to long-term fundamental investing, seeks to uncover what we believe are the best, most durable investment ideas in markets around the world. The result — combining collective expertise, long-term discipline, and thoughtful risk management — is what we consider to be a unique global investment platform that enables us to create value for investors.
Respectfully,
Michael W. Roberge
Chair and Chief Executive Officer
MFS Investment Management
June 15, 2022
The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

Portfolio Composition
Portfolio structure
			Derivative Overlay Positions (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	13.9%	33.7%	(14.9)%	32.7%
	Asia/Pacific ex-Japan	0.6%	8.9%	0.0%	9.5%
	Europe ex-U.K.	1.9%	2.9%	0.0%	4.8%
	Emerging Markets	1.0%	0.0%	0.0%	1.0%
	Japan	0.3%	0.7%	0.0%	1.0%
	North America ex-U.S.	1.2%	0.0%	(6.6)%	(5.4)%
	United Kingdom	1.0%	0.0%	(8.9)%	(7.9)%
Equity	Europe ex-U.K.	10.7%	7.3%	(5.6)%	12.4%
	U.S. Large Cap	30.6%	0.0%	(23.9)%	6.7%
	Japan	3.1%	0.8%	0.0%	3.9%
	United Kingdom	3.3%	0.4%	0.0%	3.7%
	Emerging Markets	2.4%	7.8%	(6.8)%	3.4%
	North America ex-U.S.	2.0%	0.0%	(1.9)%	0.1%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	U.S Small/Mid Cap	17.7%	0.0%	(17.7)%	0.0%
	Asia/Pacific ex-Japan	1.6%	1.9%	(5.0)%	(1.5)%
Cash	Cash & Cash Equivalents (d)				9.2%
	Other (e)				26.3%

Portfolio Composition - continued
Top ten holdings (c)
USD Interest Rate Swap, Receive 2.57% - JUN 2024	20.8%
USD Interest Rate Swap, Receive 2.54% - JUN 2027	12.9%
Australian Bond 10 yr Future - JUN 2022	8.9%
AEX 25 Index Future - MAY 2022	(4.7)%
Canadian Treasury Bond 10yr Future - JUN 2022	(6.6)%
U.S. Treasury Note 10 yr Future - JUN 2022	(7.4)%
S&P MidCap 400 Index Future - JUN 2022	(7.9)%
Long Gilt 10 yr Future - JUN 2022	(8.9)%
Russell 2000 Index Future - JUN 2022	(9.8)%
S&P 500 E-Mini Index Future - JUN 2022	(23.9)%
(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of April 30, 2022.
The portfolio is actively managed and current holdings may be different.

Expense Table
Fund expenses borne by the shareholders during the period,
November 1, 2021 through April 30, 2022
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2021 through April 30, 2022.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table - continued
Share Class		Annualized Expense Ratio	Beginning Account Value 11/01/21	Ending Account Value 4/30/22	Expenses Paid During Period (p) 11/01/21-4/30/22
A	Actual	1.30%	$1,000.00	$944.16	$6.27
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
B	Actual	2.05%	$1,000.00	$941.69	$9.87
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
C	Actual	2.05%	$1,000.00	$941.89	$9.87
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
I	Actual	1.05%	$1,000.00	$946.06	$5.07
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R1	Actual	2.05%	$1,000.00	$941.90	$9.87
	Hypothetical (h)	2.05%	$1,000.00	$1,014.63	$10.24
R2	Actual	1.55%	$1,000.00	$942.97	$7.47
	Hypothetical (h)	1.55%	$1,000.00	$1,017.11	$7.75
R3	Actual	1.30%	$1,000.00	$944.92	$6.27
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51
R4	Actual	1.05%	$1,000.00	$946.17	$5.07
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
R6	Actual	0.95%	$1,000.00	$946.39	$4.58
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Portfolio of Investments
4/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 71.3%
Aerospace & Defense – 1.2%
CACI International, Inc., “A” (a)	539	$ 142,997
General Dynamics Corp.	622	147,122
Honeywell International, Inc.	2,061	398,824
Howmet Aerospace, Inc.	2,295	78,305
KBR, Inc.	2,752	135,481
L3Harris Technologies, Inc.	379	88,027
Leidos Holdings, Inc.	468	48,443
MTU Aero Engines Holding AG	671	135,701
Northrop Grumman Corp.	1,183	519,810
Raytheon Technologies Corp.	518	49,163
Rolls-Royce Holdings PLC (a)	145,216	148,288
Singapore Technologies Engineering Ltd.	42,500	125,183
Textron, Inc.	1,751	121,257
		$ 2,138,601
Airlines – 0.1%
Alaska Air Group, Inc. (a)	539	$ 29,316
Delta Air Lines, Inc. (a)	916	39,416
JetBlue Airways Corp. (a)	4,114	45,295
Ryanair Holdings PLC, ADR (a)	425	37,111
		$ 151,138
Alcoholic Beverages – 0.9%
China Resources Beer Holdings Co. Ltd.	14,000	$ 81,714
Constellation Brands, Inc., “A”	135	33,222
Diageo PLC	9,436	467,602
Kirin Holdings Co. Ltd.	3,100	45,525
Pernod Ricard S.A.	4,738	976,193
		$ 1,604,256
Apparel Manufacturers – 0.9%
Adidas AG	437	$ 89,007
Burberry Group PLC	1,137	22,359
Compagnie Financiere Richemont S.A.	2,377	276,309
LVMH Moet Hennessy Louis Vuitton SE	1,238	792,191
NIKE, Inc., “B”	949	118,340
On Holding AG (a)(l)	1,133	28,291
PVH Corp.	820	59,680
Skechers USA, Inc., “A” (a)	5,602	214,557
		$ 1,600,734

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Automotive – 0.9%
Aptiv PLC (a)	494	$ 52,562
Bridgestone Corp.	1,100	40,261
Continental AG	483	33,640
Copart, Inc. (a)	1,124	127,743
Ford Motor Co.	24,026	340,208
Koito Manufacturing Co. Ltd.	1,600	58,754
Lear Corp.	266	34,032
LKQ Corp.	2,838	140,850
Methode Electronics, Inc.	2,581	115,138
NGK Spark Plug Co. Ltd	4,100	62,926
Stanley Electric Co. Ltd.	3,100	53,369
Stoneridge, Inc. (a)	791	15,591
Tesla, Inc. (a)	431	375,297
Toyota Industries Corp.	1,000	59,765
Visteon Corp. (a)	998	104,501
		$ 1,614,637
Biotechnology – 0.4%
Abcam PLC (a)	2,882	$ 44,978
Adaptive Biotechnologies Corp. (a)	1,152	9,504
AlloVir, Inc. (a)	1,174	5,342
BioAtla, Inc. (a)	746	2,596
Biogen, Inc. (a)	1,116	231,503
BioXcel Therapeutics, Inc. (a)(l)	641	8,403
Gilead Sciences, Inc.	3,018	179,088
Illumina, Inc. (a)	61	18,096
Immunocore Holdings PLC, ADR (a)	515	16,794
Lyell Immunopharma, Inc. (a)(l)	1,482	7,603
MaxCyte, Inc. (a)	3,346	18,537
Moderna, Inc. (a)	566	76,076
Neurocrine Biosciences, Inc. (a)	319	28,720
Olink Holding AB (a)(l)	747	10,816
Oxford Nanopore Technologies PLC (a)	2,202	8,286
Prelude Therapeutics, Inc. (a)(l)	721	3,309
Recursion Pharmaceuticals, Inc. (a)(l)	1,980	12,276
Sana Biotechnology, Inc. (a)	1,149	8,675
Twist Bioscience Corp. (a)	402	11,594
		$ 702,196
Broadcasting – 0.0%
Warner Bros. Discovery, Inc. (a)	1,719	$ 31,200

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Brokerage & Asset Managers – 1.9%
Apollo Global Management, Inc.	1,185	$ 58,966
ASX Ltd.	1,985	119,306
BlackRock, Inc.	577	360,440
Cboe Global Markets, Inc.	340	38,413
Charles Schwab Corp.	2,965	196,668
CME Group, Inc.	1,100	241,274
Computershare Ltd.	9,697	169,976
Daiwa Securities Group, Inc.	27,300	133,569
Euronext N.V.	1,255	100,757
Focus Financial Partners, “A” (a)	1,967	77,598
GCM Grosvenor, Inc., “A”	5,011	41,341
Hamilton Lane, Inc., “A”	1,252	85,862
Hong Kong Exchanges & Clearing Ltd.	2,100	89,061
Invesco Ltd.	1,405	25,824
London Stock Exchange Group PLC	1,292	128,201
Morningstar, Inc.	249	63,054
NASDAQ, Inc. (f)	3,537	556,618
Omni Bridgeway Ltd. (a)	30,961	72,558
Raymond James Financial, Inc.	4,460	434,672
Schroders PLC	2,788	98,375
TMX Group Ltd.	955	97,228
TPG, Inc. (a)	899	22,835
WisdomTree Investments, Inc.	12,474	72,723
		$ 3,285,319
Business Services – 3.0%
Accenture PLC, “A”	5,228	$ 1,570,282
Amdocs Ltd.	742	59,130
Clarivate PLC (a)	10,719	168,074
Cognizant Technology Solutions Corp., “A”	423	34,221
CoStar Group, Inc. (a)	3,592	228,523
Dropbox, Inc. (a)	9,735	211,736
Endava PLC, ADR (a)	293	29,476
Equifax, Inc. (f)	2,414	491,297
EVO Payments, Inc., “A” (a)	3,390	76,377
ExlService Holdings, Inc. (a)	839	114,230
Experian PLC	4,280	148,351
Fidelity National Information Services, Inc.	397	39,363
Fiserv, Inc. (a)	447	43,770
Global Payments, Inc.	608	83,284
HireRight Holdings Corp. (a)(l)	2,521	43,588
Intertek Group PLC	2,332	145,333
Keywords Studios PLC	2,492	74,066

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Business Services – continued
LegalZoom.com, Inc. (a)(l)	1,750	$ 25,112
MSCI, Inc.	1,131	476,434
Nomura Research Institute Ltd.	6,000	170,016
Paya, Inc. (a)	7,742	39,407
Payoneer Global, Inc. (a)	8,501	35,534
Remitly Global, Inc. (a)	5,434	60,317
Secom Co. Ltd.	400	28,218
SGS S.A.	76	195,169
TaskUs, Inc., “A” (a)	2,401	69,365
Thoughtworks Holding, Inc. (a)	3,957	73,244
Verisk Analytics, Inc., “A”	1,855	378,513
WNS (Holdings) Ltd., ADR (a)	1,496	117,241
		$ 5,229,671
Cable TV – 0.6%
Cable One, Inc.	18	$ 20,992
Charter Communications, Inc., “A” (a)	1,281	548,896
Comcast Corp., “A”	10,223	406,466
		$ 976,354
Chemicals – 0.9%
Celanese Corp.	335	$ 49,225
Eastman Chemical Co.	1,698	174,334
Element Solutions, Inc.	7,466	153,949
FMC Corp.	322	42,678
Givaudan S.A.	143	568,256
IMCD Group N.V.	557	88,487
Ingevity Corp. (a)	1,164	69,724
Novozymes A/S	4,946	343,645
		$ 1,490,298
Computer Software – 6.5%
ACI Worldwide, Inc. (a)	1,188	$ 32,813
Adobe Systems, Inc. (a)(f)	1,482	586,798
Alkami Technology, Inc. (a)	3,504	45,902
ANSYS, Inc. (a)	1,494	411,881
Atlassian Corp. PLC, “A” (a)	104	23,382
Autodesk, Inc. (a)	1,245	235,654
Avalara, Inc. (a)	447	34,003
Black Knight, Inc. (a)	2,609	171,646
Cadence Design Systems, Inc. (a)(f)(s)	9,084	1,370,321
Computer Modelling Group Ltd.	30,287	112,458
CrowdStrike Holdings, Inc. (a)	856	170,139
Dassault Systemes SE	16,638	740,138

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – continued
Definitive Healthcare Corp. (a)	1,364	$ 32,259
DoubleVerify Holdings, Inc. (a)	2,065	44,914
Dun & Bradstreet Holdings, Inc. (a)	1,386	21,885
Everbridge, Inc. (a)	1,345	57,970
Expensify, Inc., “A” (a)	1,551	23,312
Intuit, Inc.	622	260,462
Microsoft Corp. (f)(s)	14,685	4,075,381
Naver Corp.	1,481	335,006
nCino, Inc. (a)	675	25,306
NetEase.com, Inc., ADR	1,151	109,725
NICE Systems Ltd., ADR (a)	630	130,038
OBIC Co. Ltd.	1,300	192,368
Okta, Inc. (a)	427	50,945
Open Lending Corp., “A” (a)	3,927	53,564
Oracle Corp. (f)	10,745	788,683
Paycor HCM, Inc. (a)	3,163	77,905
Paylocity Holding Corp. (a)	119	22,566
Procore Technologies, Inc. (a)	718	39,827
Sabre Corp. (a)	7,511	78,640
Salesforce, Inc. (a)	337	59,292
SAP SE	4,774	492,405
Synopsys, Inc. (a)	1,408	403,800
		$ 11,311,388
Computer Software - Systems – 3.2%
Alten S.A.	723	$ 96,834
Amadeus IT Group S.A. (a)	7,555	471,078
Apple, Inc. (f)	16,777	2,644,894
Cancom SE	1,235	60,062
Constellation Software, Inc.	83	130,631
EMIS Group PLC	8,537	142,714
Five9, Inc. (a)	448	49,325
Fujitsu Ltd.	700	98,964
Hitachi Ltd.	16,600	773,002
HP, Inc.	3,678	134,725
Kinaxis, Inc. (a)	1,332	147,400
NCR Corp. (a)	549	19,231
Nuvei Corp. (a)	626	35,000
Q2 Holdings, Inc. (a)	1,626	84,113
Rapid7, Inc. (a)	883	84,344
Samsung Electronics Co. Ltd.	1,448	76,938
Softchoice Corp. (l)	2,589	45,688
Temenos AG	516	51,970

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – continued
TransUnion	2,602	$ 227,727
Venture Corp. Ltd.	7,500	92,328
Verint Systems, Inc. (a)	1,403	76,548
Zebra Technologies Corp., “A” (a)	141	52,122
		$ 5,595,638
Conglomerates – 0.1%
Ansell Ltd.	5,632	$ 107,861
DCC PLC	1,995	150,737
		$ 258,598
Construction – 1.2%
Armstrong World Industries, Inc.	273	$ 23,112
AZEK Co., Inc. (a)	4,832	102,632
Builders FirstSource, Inc. (a)	1,911	117,660
Fortune Brands Home & Security, Inc.	469	33,416
GMS, Inc. (a)	479	22,968
Masco Corp.	1,358	71,553
Mid-America Apartment Communities, Inc., REIT	363	71,395
Otis Worldwide Corp.	242	17,627
Pool Corp.	206	83,475
Sherwin-Williams Co. (f)	2,218	609,861
Stanley Black & Decker, Inc.	426	51,184
Techtronic Industries Co. Ltd.	7,000	93,455
Toll Brothers, Inc.	6,181	286,613
Trex Co., Inc. (a)	432	25,138
Vulcan Materials Co.	2,358	406,260
		$ 2,016,349
Consumer Products – 1.9%
Church & Dwight Co., Inc.	1,492	$ 145,560
Colgate-Palmolive Co. (f)	7,378	568,475
Energizer Holdings, Inc.	1,519	46,010
Estee Lauder Cos., Inc., “A”	697	184,050
International Flavors & Fragrances, Inc.	199	24,139
Kao Corp.	5,100	205,096
Kimberly-Clark Corp.	214	29,710
Kobayashi Pharmaceutical Co. Ltd.	8,200	560,221
L’Oréal S.A.	672	244,474
Newell Brands, Inc.	4,143	95,910
Prestige Consumer Healthcare, Inc. (a)	1,190	65,045
Reckitt Benckiser Group PLC	13,025	1,016,102

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – continued
Takasago International Corp.	2,300	$ 46,291
		$ 3,231,083
Consumer Services – 0.5%
Asante, Inc.	6,800	$ 76,701
Booking Holdings, Inc. (a)	68	150,301
Boyd Group Services, Inc.	358	44,309
Bright Horizons Family Solutions, Inc. (a)	1,651	188,610
Carsales.com Ltd.	1,573	23,032
European Wax Center, Inc., “A”	886	24,321
F45 Training Holdings, Inc. (a)(l)	2,749	24,164
Grand Canyon Education, Inc. (a)	821	78,791
MakeMyTrip Ltd. (a)	1,374	34,996
Meitec Corp.	2,400	127,665
Persol Holdings Co. Ltd.	1,500	29,835
Seek Ltd.	1,394	27,142
Uber Technologies, Inc. (a)	1,869	58,836
		$ 888,703
Containers – 0.6%
Ardagh Metal Packaging S.A.	5,819	$ 41,489
Ball Corp.	1,618	131,317
Berry Global, Inc. (a)	1,953	110,051
Crown Holdings, Inc.	441	48,528
Graphic Packaging Holding Co.	16,560	361,008
Pactiv Evergreen, Inc.	2,936	28,949
SIG Combibloc Group AG	8,245	172,774
Silgan Holdings, Inc.	1,299	57,637
WestRock Co.	959	47,499
		$ 999,252
Electrical Equipment – 1.7%
Advanced Drainage Systems, Inc.	568	$ 58,197
AMETEK, Inc.	1,284	162,118
Halma PLC	24,830	764,580
Johnson Controls International PLC	1,854	110,999
Legrand S.A.	1,120	98,865
Littlefuse, Inc.	233	53,415
nVent Electric PLC	1,556	52,562
Rockwell Automation, Inc.	1,194	301,688
Schneider Electric SE	7,567	1,077,723
Sensata Technologies Holding PLC	2,936	133,324
TE Connectivity Ltd.	574	71,624
TriMas Corp.	1,715	50,661

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – continued
Vertiv Holdings Co.	2,420	$ 30,322
		$ 2,966,078
Electronics – 3.2%
Advanced Energy Industries, Inc.	1,152	$ 88,151
Advanced Micro Devices (a)	3,130	267,678
Analog Devices, Inc.	2,986	460,979
Applied Materials, Inc.	1,303	143,786
ASM International N.V.	562	167,823
ASM Pacific Technology Ltd.	6,000	60,628
ASML Holding N.V.	65	36,775
Cohu, Inc. (a)	1,711	45,444
Corning, Inc.	1,282	45,114
Entegris, Inc.	1,612	179,561
Intel Corp.	10,033	437,338
Kyocera Corp.	800	42,307
Lam Research Corp.	66	30,740
Micron Technology, Inc.	4,615	314,697
Monolithic Power Systems, Inc.	726	284,766
NVIDIA Corp. (f)	4,873	903,795
NXP Semiconductors N.V.	996	170,216
ON Semiconductor Corp. (a)	999	52,058
Plexus Corp. (a)	855	69,375
Silicon Motion Technology Corp., ADR	1,621	123,083
Taiwan Semiconductor Manufacturing Co. Ltd.	4,654	84,947
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	11,726	1,089,697
Texas Instruments, Inc. (f)	3,006	511,771
		$ 5,610,729
Energy - Independent – 1.1%
CNX Resources Corp. (a)	2,968	$ 60,992
ConocoPhillips	709	67,724
Coterra Energy, Inc.	1,433	41,256
Devon Energy Corp.	1,945	113,141
Diamondback Energy, Inc.	634	80,030
Hess Corp.	840	86,579
Magnolia Oil & Gas Corp., “A”	4,461	103,674
Phillips 66	1,652	143,327
Pioneer Natural Resources Co.	451	104,844
Reliance Industries Ltd.	16,234	587,009
Valero Energy Corp.	3,684	410,692
Viper Energy Partners LP	2,442	70,159

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – continued
Woodside Petroleum Ltd.	2,494	$ 54,206
		$ 1,923,633
Energy - Integrated – 0.3%
Capricorn Energy PLC (a)	3,473	$ 8,937
Eni S.p.A.	6,397	89,763
Exxon Mobil Corp.	2,575	219,519
Galp Energia SGPS S.A.	6,913	84,351
Idemitsu Kosan Co. Ltd.	2,200	57,723
		$ 460,293
Energy - Renewables – 0.1%
AES Corp.	2,507	$ 51,193
Generac Holdings, Inc. (a)	32	7,020
Orsted A/S	319	35,871
Shoals Technologies Group, Inc. (a)	2,756	27,505
		$ 121,589
Engineering - Construction – 0.0%
APi Group, Inc. (a)	1,238	$ 22,977
Quanta Services, Inc.	278	32,243
		$ 55,220
Entertainment – 0.1%
Live Nation Entertainment, Inc. (a)	551	$ 57,789
Manchester United PLC, “A”	5,086	68,864
SeaWorld Entertainment, Inc. (a)	897	60,494
Vivid Seats, Inc., “A” (l)	5,106	50,396
		$ 237,543
Food & Beverages – 2.7%
Archer Daniels Midland Co.	3,866	$ 346,239
Britvic PLC	8,272	88,356
Chocoladefabriken Lindt & Sprungli AG	40	447,540
Coca-Cola Europacific Partners PLC	739	36,913
Danone S.A.	979	58,855
Duckhorn Portfolio, Inc. (a)	2,539	49,307
Hostess Brands, Inc. (a)	2,890	65,574
Ingredion, Inc.	509	43,321
J.M. Smucker Co.	302	41,353
Kellogg Co.	701	48,019
Mondelez International, Inc.	655	42,234
Morinaga & Co. Ltd.	4,200	130,253
Nestle S.A.	14,492	1,870,997

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Beverages – continued
Nestle S.A., ADR	3,285	$ 422,582
Nomad Foods Ltd. (a)	3,061	56,506
Oatly Group AB, ADR (a)(l)	6,154	21,908
PepsiCo, Inc.	365	62,674
S Foods, Inc.	4,100	95,569
Toyo Suisan Kaisha Ltd.	7,300	225,286
Tyson Foods, Inc., “A”	6,627	617,371
		$ 4,770,857
Food & Drug Stores – 0.3%
Albertsons Cos., Inc., “A”	1,628	$ 50,924
JM Holdings Co. Ltd.	4,300	53,635
Kroger Co.	2,697	145,530
Patlac Corp.	2,400	87,497
Sugi Holdings Co. Ltd.	400	17,199
Sundrug Co. Ltd.	4,100	95,411
Wal-Mart Stores, Inc.	1,099	168,136
		$ 618,332
Forest & Paper Products – 0.2%
Weyerhaeuser Co., REIT	9,471	$ 390,395
Furniture & Appliances – 0.1%
Howden Joinery Group PLC	8,374	$ 79,149
IMAX Corp. (a)	2,029	32,099
		$ 111,248
Gaming & Lodging – 0.6%
Flutter Entertainment PLC (a)	3,476	$ 349,224
Genius Sports Ltd. (a)	5,391	20,594
Hyatt Hotels Corp. (a)	1,194	113,382
International Game Technology PLC	4,379	95,593
Marriott International, Inc., “A”	1,688	299,654
Penn National Gaming, Inc. (a)	1,477	54,014
Tabcorp Holdings Ltd.	30,342	115,378
Whitbread PLC (a)	938	32,517
		$ 1,080,356
General Merchandise – 0.4%
Costco Wholesale Corp.	722	$ 383,902
Dollar General Corp.	139	33,016
Dollar Tree, Inc. (a)	695	112,903
Dollarama, Inc.	3,589	199,530
		$ 729,351

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Health Maintenance Organizations – 0.6%
Cigna Corp. (f)	3,576	$ 882,485
Humana, Inc.	67	29,786
Molina Healthcare, Inc. (a)	524	164,248
		$ 1,076,519
Insurance – 3.0%
AIA Group Ltd.	74,200	$ 724,928
American International Group, Inc.	666	38,968
Ameriprise Financial, Inc.	797	211,596
Aon PLC	2,624	755,686
Arthur J. Gallagher & Co.	1,775	299,070
Assurant, Inc.	368	66,932
Beazley PLC	38,360	204,853
Chubb Ltd.	201	41,496
Cincinnati Financial Corp.	220	26,985
CNO Financial Group, Inc.	2,259	54,532
Equitable Holdings, Inc.	14,553	419,563
Everest Re Group Ltd.	1,511	415,087
Hanover Insurance Group, Inc.	602	88,386
Hartford Financial Services Group, Inc.	1,237	86,503
Hiscox Ltd.	2,999	35,509
Marsh & McLennan Cos., Inc.	2,445	395,356
MetLife, Inc. (f)	6,972	457,921
Progressive Corp.	4,319	463,688
Reinsurance Group of America, Inc.	555	59,563
Selective Insurance Group, Inc.	586	48,263
Voya Financial, Inc.	481	30,370
Willis Towers Watson PLC	599	128,701
Zurich Insurance Group AG	218	99,154
		$ 5,153,110
Internet – 3.0%
Alphabet, Inc., “A” (a)(s)	821	$ 1,873,678
Alphabet, Inc., “C” (a)	663	1,524,456
Gartner, Inc. (a)	1,847	536,646
Match Group, Inc. (a)	2,081	164,711
Meta Platforms, Inc., “A” (a)	2,781	557,507
Tencent Holdings Ltd.	10,500	492,506
		$ 5,149,504
Leisure & Toys – 0.7%
Brunswick Corp.	5,895	$ 445,721
Corsair Gaming, Inc. (a)(l)	2,293	34,693
Electronic Arts, Inc.	1,611	190,178

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – continued
Funko, Inc., “A” (a)	1,411	$ 22,985
Malibu Boats, Inc., “A” (a)	147	7,393
Mattel, Inc. (a)	1,648	40,063
Polaris, Inc.	3,344	317,479
Prosus N.V.	510	24,593
Take-Two Interactive Software, Inc. (a)	849	101,464
Yamaha Corp.	700	26,869
		$ 1,211,438
Machinery & Tools – 3.0%
AGCO Corp. (f)	5,109	$ 650,887
Allison Transmission Holdings, Inc.	3,101	116,101
Azbil Corp.	2,600	79,367
BELIMO Holding AG	392	193,637
Cummins, Inc.	680	128,649
Daikin Industries Ltd.	700	107,632
Eaton Corp. PLC	494	71,640
Enerpac Tool Group Corp.	772	15,502
ESAB Corp. (a)	479	22,513
Flowserve Corp.	1,697	55,509
GEA Group AG	12,088	474,881
Hydrofarm Holdings Group, Inc. (a)	2,216	21,163
IDEX Corp.	674	127,939
Illinois Tool Works, Inc.	2,031	400,330
Ingersoll Rand, Inc.	1,834	80,623
ITT, Inc.	423	29,703
Kubota Corp.	5,000	85,160
Nordson Corp.	815	175,787
Oshkosh Corp.	1,691	156,316
PACCAR, Inc.	989	82,136
Regal Rexnord Corp.	2,572	327,261
Ritchie Bros. Auctioneers, Inc.	1,433	78,944
Ritchie Bros. Auctioneers, Inc.	8,139	448,306
Roper Technologies, Inc.	421	197,836
Schindler Holding AG	898	172,975
SMC Corp.	200	96,669
Spirax-Sarco Engineering PLC	4,191	633,862
Timken Co.	656	37,812
Wabtec Corp.	534	48,012
Weir Group PLC	2,205	42,313
		$ 5,159,465

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 1.7%
Bank of America Corp.	6,454	$ 230,279
Barclays PLC	36,667	66,999
BNP Paribas	2,232	114,471
Capital One Financial Corp.	1,131	140,945
Comerica, Inc.	541	44,308
DBS Group Holdings Ltd.	10,400	251,900
Goldman Sachs Group, Inc.	429	131,055
JPMorgan Chase & Co.	8,806	1,051,084
KeyCorp	2,426	46,846
Mitsubishi UFJ Financial Group, Inc.	7,200	41,849
Morgan Stanley	5,792	466,777
NatWest Group PLC	40,773	109,620
PNC Financial Services Group, Inc.	277	46,010
State Street Corp.	458	30,672
UBS AG	7,030	118,937
		$ 2,891,752
Medical & Health Technology & Services – 1.7%
AmerisourceBergen Corp.	411	$ 62,180
Certara, Inc. (a)	3,887	71,326
Charles River Laboratories International, Inc. (a)	809	195,382
CVS Health Corp.	3,095	297,522
Guardant Health, Inc. (a)	290	17,893
HealthEquity, Inc. (a)	888	55,340
Hogy Medical Co. Ltd.	4,300	107,364
ICON PLC (a)	2,442	552,405
IDEXX Laboratories, Inc. (a)	226	97,289
Laboratory Corp. of America Holdings	202	48,537
McKesson Corp.	3,756	1,162,895
Premier, Inc., “A”	1,511	54,713
Quest Diagnostics, Inc.	326	43,632
Syneos Health, Inc. (a)	2,421	176,951
Universal Health Services, Inc.	377	46,194
		$ 2,989,623
Medical Equipment – 2.5%
Agilent Technologies, Inc.	1,088	$ 129,766
Agiliti Health, Inc. (a)	1,822	35,966
Becton, Dickinson and Co.	158	39,056
Boston Scientific Corp. (a)	7,711	324,710
Bruker BioSciences Corp.	875	50,304
ConvaTec Group PLC	17,266	45,611
Danaher Corp. (f)	1,526	383,224
Dentsply Sirona, Inc.	1,078	43,109

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Envista Holdings Corp. (a)	4,523	$ 179,201
EssilorLuxottica	3,221	546,432
Gerresheimer AG	2,257	158,338
Hologic, Inc. (a)	424	30,524
Koninklijke Philips N.V.	2,578	67,631
Maravai Lifesciences Holdings, Inc., “A” (a)	2,246	69,020
Medtronic PLC	468	48,840
Nihon Kohden Corp.	2,800	67,502
OptiNose, Inc. (a)	2,838	6,868
Outset Medical, Inc. (a)	708	24,695
PerkinElmer, Inc.	1,793	262,872
PROCEPT BioRobotics Corp. (a)	818	29,088
QIAGEN N.V. (a)	8,764	405,159
Shimadzu Corp.	3,900	128,217
Silk Road Medical, Inc. (a)	550	19,277
Smith & Nephew PLC	6,383	103,268
STERIS PLC	1,130	253,176
Terumo Corp.	1,600	47,828
Thermo Fisher Scientific, Inc.	1,326	733,172
West Pharmaceutical Services, Inc.	348	109,641
Zimmer Biomet Holdings, Inc.	404	48,783
		$ 4,391,278
Metals & Mining – 0.1%
Arconic Corp. (a)	1,575	$ 39,627
Glencore PLC	18,476	113,889
Kaiser Aluminum Corp.	248	23,932
		$ 177,448
Natural Gas - Distribution – 0.3%
Atmos Energy Corp.	230	$ 26,082
China Resources Gas Group Ltd.	8,000	30,156
Italgas S.p.A.	21,845	141,028
New Jersey Resources Corp.	1,480	63,876
ONE Gas, Inc.	632	53,322
UGI Corp.	4,613	158,226
		$ 472,690
Natural Gas - Pipeline – 0.8%
APA Group	4,487	$ 36,005
Cheniere Energy, Inc.	4,875	662,074
Enterprise Products Partners LP	455	11,789
Plains GP Holdings LP	7,094	79,240
Targa Resources Corp.	7,586	556,888

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Pipeline – continued
TC Energy Corp.	1,095	$ 57,919
		$ 1,403,915
Network & Telecom – 0.6%
Equinix, Inc., REIT	38	$ 27,325
Fortinet, Inc. (a)	1,649	476,577
Motorola Solutions, Inc.	266	56,842
Palo Alto Networks, Inc. (a)	228	127,972
Qualcomm, Inc.	997	139,271
VTech Holdings Ltd.	20,300	143,304
		$ 971,291
Oil Services – 0.1%
ChampionX Corp.	3,128	$ 66,001
Expro Group Holdings N.V. (a)	2,656	40,584
Halliburton Co.	1,049	37,365
Helmerich & Payne	753	34,660
		$ 178,610
Other Banks & Diversified Financials – 2.8%
Air Lease Corp.	1,297	$ 52,243
American Express Co.	2,298	401,484
Bank of Hawaii Corp.	773	57,465
Brookline Bancorp, Inc.	3,499	50,595
Cathay General Bancorp, Inc.	1,712	68,634
Chiba Bank Ltd.	19,200	110,368
Citigroup, Inc.	9,256	446,232
Credicorp Ltd.	1,539	213,752
Discover Financial Services	474	53,306
East West Bancorp, Inc.	1,130	80,569
Element Fleet Management Corp.	7,983	71,276
Encore Capital Group, Inc. (a)	626	36,189
First Hawaiian, Inc.	2,154	50,856
First Interstate BancSystem, Inc.	3,448	112,129
Hanmi Financial Corp.	1,656	38,336
HDFC Bank Ltd.	3,675	65,988
HDFC Bank Ltd., ADR	6,613	365,104
Julius Baer Group Ltd.	1,233	58,958
Macquarie Group Ltd.	642	92,000
Metropolitan Bank & Trust Co.	100,817	98,472
Moody's Corp.	67	21,204
Northern Trust Corp.	750	77,287
Prosperity Bancshares, Inc.	2,595	169,661
Sandy Spring Bancorp, Inc.	802	31,495

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Signature Bank	165	$ 39,971
SLM Corp.	24,732	413,766
SVB Financial Group (a)	76	37,061
Synchrony Financial	3,060	112,639
Texas Capital Bancshares, Inc. (a)	589	30,251
Textainer Group Holdings Ltd.	740	24,820
Triton International Ltd. of Bermuda	531	32,439
Truist Financial Corp.	1,086	52,508
UMB Financial Corp.	652	58,797
Umpqua Holdings Corp.	6,650	109,991
United Community Bank, Inc.	1,407	42,407
Visa, Inc., “A” (f)	4,127	879,587
Wintrust Financial Corp.	749	65,403
Zions Bancorp NA	1,824	103,074
		$ 4,826,317
Pharmaceuticals – 3.8%
Annexon, Inc. (a)	1,113	$ 2,838
Bayer AG	5,492	361,993
Bristol-Myers Squibb Co.	4,072	306,500
Collegium Pharmaceutical, Inc. (a)	1,169	18,821
Eli Lilly & Co.	219	63,977
Harmony Biosciences Holdings (a)	548	24,682
Incyte Corp. (a)	3,002	225,030
Johnson & Johnson (f)(s)	8,266	1,491,682
Kyowa Kirin Co. Ltd.	4,000	83,998
Merck & Co., Inc. (f)	11,377	1,009,026
Merck KGaA	135	25,035
Novartis AG	2,508	221,876
Novo Nordisk A.S., “B”	2,497	285,587
Organon & Co.	1,900	61,427
Pfizer, Inc.	2,534	124,343
Roche Holding AG	3,057	1,132,211
Santen Pharmaceutical Co. Ltd.	14,200	116,013
SpringWorks Therapeutics, Inc. (a)	607	26,046
Turning Point Therapeutics, Inc. (a)	539	15,868
Vertex Pharmaceuticals, Inc. (a)	2,660	726,765
Zoetis, Inc.	1,400	248,150
		$ 6,571,868

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pollution Control – 0.1%
GFL Environmental, Inc.	3,255	$ 98,073
Republic Services, Inc.	411	55,185
		$ 153,258
Precious Metals & Minerals – 0.6%
Agnico Eagle Mines Ltd.	8,348	$ 485,941
Agnico-Eagle Mines Ltd.	1,646	95,847
Franco-Nevada Corp.	2,503	378,533
Wheaton Precious Metals Corp.	3,814	170,949
		$ 1,131,270
Printing & Publishing – 0.1%
Wolters Kluwer N.V.	2,146	$ 217,068
Railroad & Shipping – 0.8%
Canadian National Railway Co.	4,840	$ 569,281
Canadian Pacific Railway Ltd.	2,589	189,566
CSX Corp.	7,445	255,661
Sankyu, Inc.	2,100	63,880
Union Pacific Corp.	1,047	245,302
		$ 1,323,690
Real Estate – 1.8%
Ascendas Real Estate Investment Trust, REIT	42,202	$ 86,893
Big Yellow Group PLC, REIT	2,253	40,254
Boston Properties, Inc., REIT	193	22,697
Brixmor Property Group, Inc., REIT	3,097	78,602
Broadstone Net Lease, Inc., REIT	2,741	56,711
Douglas Emmett, Inc., REIT	686	20,209
Empire State Realty Trust, REIT, “A”	4,573	39,511
ESR Cayman Ltd. (a)	52,200	158,329
Extra Space Storage, Inc., REIT	2,219	421,610
Grand City Properties S.A.	2,960	52,460
Hibernia PLC, REIT	52,532	90,139
Host Hotels & Resorts, Inc., REIT	2,199	44,750
Industrial Logistics Properties Trust, REIT	2,331	37,669
Innovative Industrial Properties, Inc., REIT	233	33,689
LEG Immobilien AG	935	96,270
Life Storage, Inc., REIT	855	113,279
LXP Industrial Trust, REIT	1,732	21,737
Mapletree Commercial Trust, REIT	44,800	60,348
National Storage Affiliates Trust, REIT	698	39,507
Phillips Edison & Co., REIT	1,803	61,049
Public Storage, Inc., REIT	584	216,956

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Simon Property Group, Inc., REIT	4,829	$ 569,822
Spirit Realty Capital, Inc., REIT	557	24,202
STAG Industrial, Inc., REIT	2,802	104,571
STORE Capital Corp., REIT	878	24,961
Sun Communities, Inc., REIT	331	58,114
TAG Immobilien AG	20,874	419,721
Two Harbors Investment Corp., REIT	10,421	50,125
VICI Properties, Inc., REIT	2,127	63,406
W.P. Carey, Inc., REIT	562	45,393
		$ 3,152,984
Restaurants – 0.4%
Aramark	1,287	$ 46,654
Chipotle Mexican Grill, Inc., “A” (a)	50	72,781
Domino's Pizza, Inc.	517	174,746
Jack in the Box, Inc.	594	49,159
Performance Food Group Co. (a)	584	28,762
Starbucks Corp.	1,540	114,946
Texas Roadhouse, Inc.	1,237	101,842
Wendy's Co.	3,472	68,607
Yum China Holdings, Inc.	1,448	60,526
		$ 718,023
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	100	$ 23,407
Akzo Nobel N.V.	698	60,223
Ashland Global Holdings, Inc.	501	52,590
Avient Corp.	1,341	66,031
Axalta Coating Systems Ltd. (a)	8,030	203,721
Corteva, Inc.	1,202	69,343
Croda International PLC	2,191	212,289
Diversey Holdings Ltd. (a)	7,504	58,081
Dow, Inc.	1,148	76,342
DuPont de Nemours, Inc.	1,455	95,928
Kansai Paint Co. Ltd.	6,000	82,959
Linde PLC	3,554	1,134,954
Nitto Denko Corp.	1,000	67,146
Sika AG	1,994	606,333
Symrise AG	750	89,763
Univar Solutions, Inc. (a)	1,967	57,279
		$ 2,956,389

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.0%
ACV Auctions, Inc. (a)	5,601	$ 74,773
Amazon.com, Inc. (a)(f)(s)	723	1,797,111
AutoZone, Inc. (a)	150	293,321
Home Depot, Inc.	206	61,882
JD.com, Inc., “A” (a)	476	14,837
Just Eat Takeaway.com (a)	1,052	28,560
Leslie's, Inc. (a)	4,383	85,907
Lululemon Athletica, Inc. (a)	678	240,439
Monro Muffler Brake, Inc.	389	17,789
Ocado Group PLC (a)	1,017	11,595
O'Reilly Automotive, Inc. (a)	417	252,931
Petco Health & Wellness Co., Inc. (a)	3,030	58,358
Ross Stores, Inc.	359	35,817
Ryohin Keikaku Co. Ltd.	4,100	36,815
Target Corp.	1,097	250,829
Ulta Beauty, Inc. (a)	333	132,134
Urban Outfitters, Inc. (a)	3,302	78,588
ZOZO, Inc.	2,800	57,154
Zumiez, Inc. (a)	1,310	47,985
		$ 3,576,825
Telecommunications - Wireless – 0.4%
Advanced Info Service Public Co. Ltd.	5,600	$ 35,153
Cellnex Telecom S.A.	3,825	178,790
KDDI Corp.	2,700	89,520
Liberty Broadband Corp. (a)	355	39,696
SBA Communications Corp., REIT	653	226,663
SoftBank Group Corp.	900	36,334
T-Mobile US, Inc. (a)	240	29,554
		$ 635,710
Telephone Services – 0.2%
Altice USA, Inc., “A” (a)	1,052	$ 9,762
Hellenic Telecommunications Organization S.A.	2,152	41,773
Infrastrutture Wireless Italiane S.p.A.	12,582	134,052
Lumen Technologies, Inc.	8,847	89,001
		$ 274,588
Tobacco – 0.7%
Altria Group, Inc.	3,745	$ 208,110
British American Tobacco PLC	3,428	144,489
Philip Morris International, Inc. (f)	5,631	563,100

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – continued
Swedish Match AB (l)	45,071	$ 359,158
		$ 1,274,857
Trucking – 0.4%
CryoPort, Inc. (a)	1,433	$ 32,328
Knight-Swift Transportation Holdings, Inc.	1,949	93,338
Schneider National, Inc.	2,746	64,888
Seino Holdings Co. Ltd.	10,900	88,951
SG Holdings Co. Ltd.	4,800	84,578
United Parcel Service, Inc., “B”	724	130,306
XPO Logistics, Inc. (a)	1,161	62,450
Yamato Holdings Co. Ltd.	3,300	61,895
		$ 618,734
Utilities - Electric Power – 1.8%
Ameren Corp.	499	$ 46,357
American Electric Power Co., Inc.	232	22,994
Black Hills Corp.	1,134	83,054
CenterPoint Energy, Inc.	1,919	58,741
CLP Holdings Ltd.	4,000	38,938
CMS Energy Corp.	849	58,318
Dominion Energy, Inc.	5,527	451,224
Duke Energy Corp. (f)	4,696	517,311
E.ON SE	4,165	43,631
Edison International	549	37,766
Eversource Energy	556	48,594
Exelon Corp.	6,231	291,486
Iberdrola S.A.	8,306	94,902
NextEra Energy, Inc.	481	34,161
PG&E Corp. (a)	7,538	95,356
Pinnacle West Capital Corp.	650	46,280
Portland General Electric Co.	1,350	63,895
Public Service Enterprise Group, Inc.	969	67,501
Sempra Energy	341	55,024
Southern Co.	7,303	535,967
Vistra Corp.	19,820	495,896
		$ 3,187,396
Total Common Stocks (Identified Cost, $93,423,574)		$ 124,046,659

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – 18.6%
Aerospace & Defense – 0.3%
Boeing Co., 5.15%, 5/01/2030	$194,000	$ 192,465
Boeing Co., 3.75%, 2/01/2050	57,000	43,626
Boeing Co., 5.805%, 5/01/2050	88,000	88,005
Raytheon Technologies Corp., 1.9%, 9/01/2031	50,000	41,103
Raytheon Technologies Corp., 2.375%, 3/15/2032	78,000	67,042
Raytheon Technologies Corp., 3.03%, 3/15/2052	78,000	60,168
		$ 492,409
Apparel Manufacturers – 0.1%
Tapestry, Inc., 4.125%, 7/15/2027	$17,000	$ 16,642
Tapestry, Inc., 3.05%, 3/15/2032	168,000	142,910
		$ 159,552
Asset-Backed & Securitized – 0.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.147%, 11/15/2054 (i)	$997,816	$ 66,320
ACREC 2021-FL1 Ltd., “A”, FLR, 1.704% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	114,000	112,227
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.386%, 7/15/2054 (i)	1,221,912	101,295
KREF 2018-FT1 Ltd., “A”, FLR, 1.624% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	100,000	98,252
KREF 2018-FT1 Ltd., “AS”, FLR, 1.854% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	100,000	97,726
PFP III 2021-8 Ltd., “A”, FLR, 1.554% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	100,000	97,252
PFP III 2021-8 Ltd., “AS”, FLR, 1.804% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	104,000	102,190
		$ 675,262
Automotive – 0.3%
Daimler Trucks Finance North America LLC, 2.5%, 12/14/2031 (n)	$150,000	$ 125,193
Hyundai Capital America, 6.375%, 4/08/2030 (n)	301,000	329,823
		$ 455,016
Broadcasting – 0.6%
Discovery Communications LLC, 3.625%, 5/15/2030	$150,000	$ 137,512
Discovery Communications LLC, 4%, 9/15/2055	119,000	89,241
Magallanes, Inc., 4.279%, 3/15/2032 (n)	87,000	80,814
Magallanes, Inc., 5.391%, 3/15/2062 (n)	97,000	86,105
Prosus N.V., 3.832%, 2/08/2051 (n)	200,000	132,315
Walt Disney Co., 3.35%, 3/24/2025	160,000	159,553
Walt Disney Co., 3.5%, 5/13/2040	237,000	208,723
Walt Disney Co., 3.8%, 5/13/2060	150,000	130,579
		$ 1,024,842

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – 0.2%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$206,000	$ 171,278
Charles Schwab Corp., 1.95%, 12/01/2031	108,000	88,796
Intercontinental Exchange, Inc., 1.85%, 9/15/2032	105,000	84,462
Intercontinental Exchange, Inc., 3%, 9/15/2060	65,000	46,820
		$ 391,356
Building – 0.1%
Vulcan Materials Co., 3.5%, 6/01/2030	$137,000	$ 129,980
Vulcan Materials Co., 4.5%, 6/15/2047	78,000	74,375
		$ 204,355
Business Services – 0.6%
Equifax, Inc., 3.1%, 5/15/2030	$246,000	$ 223,506
Equifax, Inc., 2.35%, 9/15/2031	263,000	220,767
Equinix, Inc., 2.5%, 5/15/2031	155,000	130,210
Fiserv, Inc., 4.4%, 7/01/2049	75,000	67,579
S&P Global, Inc., 3.7%, 3/01/2052 (n)	81,000	70,631
Visa, Inc., 2.05%, 4/15/2030	277,000	245,615
Visa, Inc., 2.7%, 4/15/2040	88,000	71,812
Visa, Inc., 2%, 8/15/2050	107,000	72,219
		$ 1,102,339
Cable TV – 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$78,000	$ 82,175
Comcast Corp., 1.5%, 2/15/2031	198,000	160,724
Comcast Corp., 3.75%, 4/01/2040	100,000	89,836
		$ 332,735
Chemicals – 0.0%
RPM International, Inc., 4.55%, 3/01/2029	$24,000	$ 23,992
RPM International, Inc., 4.25%, 1/15/2048	12,000	10,996
		$ 34,988
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050	$350,000	$ 262,426
Computer Software - Systems – 0.3%
Apple, Inc., 2.05%, 9/11/2026	$282,000	$ 267,191
Apple, Inc., 1.7%, 8/05/2031	93,000	78,431
Apple, Inc., 2.65%, 5/11/2050	196,000	149,419
		$ 495,041

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.4%
Carrier Global Corp., 2.722%, 2/15/2030	$155,000	$ 136,388
Carrier Global Corp., 3.377%, 4/05/2040	141,000	115,778
Otis Worldwide Corp., 2.565%, 2/15/2030	233,000	204,336
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	212,000	212,680
		$ 669,182
Consumer Products – 0.1%
Hasbro, Inc., 3.9%, 11/19/2029	$143,000	$ 135,841
Mattel, Inc., 3.75%, 4/01/2029 (n)	96,000	91,440
		$ 227,281
Consumer Services – 0.0%
Booking Holdings, Inc., 3.55%, 3/15/2028	$84,000	$ 81,942
Electrical Equipment – 0.0%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$29,000	$ 28,326
Electronics – 0.3%
Broadcom, Inc., 3.469%, 4/15/2034 (n)	$91,000	$ 77,240
Broadcom, Inc., 3.187%, 11/15/2036 (n)	268,000	211,594
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.4%, 5/01/2030 (n)	224,000	204,081
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.125%, 2/15/2042 (n)	132,000	102,106
		$ 595,021
Emerging Market Quasi-Sovereign – 0.3%
Ecopetrol S.A. (Republic of Colombia), 5.375%, 6/26/2026	$237,000	$ 233,232
Ecopetrol S.A. (Republic of Colombia), 6.875%, 4/29/2030	140,000	138,251
Qatar Petroleum, 3.125%, 7/12/2041 (n)	200,000	167,048
		$ 538,531
Emerging Market Sovereign – 0.3%
State of Qatar, 3.75%, 4/16/2030 (n)	$200,000	$ 202,114
United Mexican States, 2.659%, 5/24/2031	200,000	167,584
United Mexican States, 4.28%, 8/14/2041	200,000	166,086
		$ 535,784
Energy - Independent – 0.2%
Diamondback Energy, Inc., 3.125%, 3/24/2031	$103,000	$ 91,915
Hess Corp., 5.8%, 4/01/2047	150,000	158,315
Pioneer Natural Resources Co., 1.9%, 8/15/2030	20,000	16,607
		$ 266,837

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$99,000	$ 82,328
BP Capital Markets America, Inc., 3.001%, 3/17/2052	39,000	29,203
Cenovus Energy, Inc., 5.375%, 7/15/2025	88,000	91,261
Cenovus Energy, Inc., 4.4%, 4/15/2029	39,000	38,639
Cenovus Energy, Inc., 2.65%, 1/15/2032	47,000	40,009
Cenovus Energy, Inc., 6.75%, 11/15/2039	24,000	27,233
Cenovus Energy, Inc., 3.75%, 2/15/2052	25,000	19,936
Eni S.p.A., 4.75%, 9/12/2028 (n)	200,000	203,223
		$ 531,832
Financial Institutions – 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$150,000	$ 140,574
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	150,000	124,805
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.85%, 10/29/2041	150,000	115,927
Air Lease Corp., 2.875%, 1/15/2032	258,000	212,734
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	100,000	95,890
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	94,000	90,520
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	180,000	154,823
		$ 935,273
Food & Beverages – 0.7%
Anheuser-Busch InBev Worldwide, Inc., 3.5%, 6/01/2030	$182,000	$ 172,605
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	150,000	160,066
Bacardi Ltd., 5.15%, 5/15/2038 (n)	114,000	113,860
Constellation Brands, Inc., 2.25%, 8/01/2031	99,000	82,085
Constellation Brands, Inc., 4.1%, 2/15/2048	269,000	235,969
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)	119,000	105,910
Kraft Heinz Foods Co., 4.875%, 10/01/2049	90,000	83,793
Kraft Heinz Foods Co., 5.5%, 6/01/2050	86,000	86,599
SYSCO Corp., 2.4%, 2/15/2030	24,000	21,042
SYSCO Corp., 2.45%, 12/14/2031	52,000	44,693
SYSCO Corp., 4.45%, 3/15/2048	52,000	48,117
		$ 1,154,739
Gaming & Lodging – 0.4%
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/2032	$71,000	$ 59,734
Marriott International, Inc., 4.625%, 6/15/2030	50,000	49,302
Marriott International, Inc., 2.85%, 4/15/2031	211,000	181,466
Marriott International, Inc., 3.5%, 10/15/2032	128,000	114,314
VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	29,000	27,481

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/2030 (n)	$59,000	$ 53,004
VICI Properties LP, REIT, 4.75%, 2/15/2028	145,000	144,408
VICI Properties LP, REIT, 5.625%, 5/15/2052	56,000	55,780
		$ 685,489
Industrial – 0.1%
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050	$234,000	$ 173,305
Insurance – 0.1%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$115,000	$ 107,932
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	19,000	17,182
		$ 125,114
Insurance - Health – 0.2%
UnitedHealth Group, Inc., 2.3%, 5/15/2031	$57,000	$ 49,811
UnitedHealth Group, Inc., 4.625%, 7/15/2035	306,000	313,406
		$ 363,217
Insurance - Property & Casualty – 0.1%
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	$239,000	$ 197,738
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031	20,000	17,298
		$ 215,036
International Market Quasi-Sovereign – 0.1%
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	$200,000	$ 173,397
International Market Sovereign – 0.1%
Government of Bermuda, 2.375%, 8/20/2030 (n)	$200,000	$ 177,500
Machinery & Tools – 0.2%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$332,000	$ 322,727
Major Banks – 4.5%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)	$108,000	$ 88,897
Bank of America Corp., 3.366% to 1/23/2025, FLR (LIBOR - 3mo. + 0.81%) to 1/23/2026	356,000	348,202
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	355,000	335,897
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	102,000	87,478
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	248,000	202,670
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	200,000	167,062

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	$200,000	$ 180,996
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	200,000	158,968
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	250,000	221,706
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	250,000	209,077
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	286,000	262,811
Goldman Sachs Group, Inc., 2.65% to 10/21/2031, FLR (SOFR - 1 day + 1.264%) to 10/21/2032	302,000	254,747
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	82,000	71,661
Goldman Sachs Group, Inc., 2.908% to 7/21/2041, FLR (SOFR - 1 day + 1.472%) to 7/21/2042	202,000	154,066
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043	78,000	64,639
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026	400,000	373,536
HSBC Holdings PLC, 2.357% to 8/18/2030, FLR (SOFR - 1 day + 1.947%) to 8/18/2031	450,000	373,564
HSBC Holdings PLC, 5.25%, 3/14/2044	200,000	193,858
JPMorgan Chase & Co., 3.782% to 2/01/2027, FLR (LIBOR - 3mo. + 1.337%) to 2/01/2028	264,000	256,163
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	160,000	135,461
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	100,000	80,151
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	200,000	178,223
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	200,000	168,096
Morgan Stanley, 3.125%, 7/27/2026	364,000	348,737
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	306,000	286,326
Morgan Stanley, 3.217% to 4/22/2041, FLR (SOFR - 1 day + 1.485%) to 4/22/2042	144,000	118,309
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	250,000	216,849
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	263,000	236,072
Royal Bank of Canada, 2.55%, 7/16/2024	285,000	280,185
Royal Bank of Canada, 2.3%, 11/03/2031	274,000	233,305

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Société Générale S.A., 2.797% to 1/19/2027, FLR (CMT - 1yr. + 1.3%) to 1/19/2028 (n)	$200,000	$ 180,195
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	200,000	159,800
Toronto Dominion Bank, 1.25%, 9/10/2026	197,000	176,751
Toronto Dominion Bank, 2%, 9/10/2031	247,000	205,345
UBS Group AG, 3.179% to 2/11/2042, FLR (CMT - 1yr. + 1.1%) to 2/11/2043 (n)	200,000	157,152
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	350,000	318,979
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	306,000	278,032
		$ 7,763,966
Medical & Health Technology & Services – 0.5%
Alcon Finance Corp., 2.75%, 9/23/2026 (n)	$200,000	$ 190,374
Alcon, Inc., 2.6%, 5/27/2030 (n)	200,000	172,075
Becton, Dickinson and Co., 2.823%, 5/20/2030	206,000	184,304
HCA, Inc., 5.125%, 6/15/2039	176,000	169,473
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	105,000	83,985
		$ 800,211
Medical Equipment – 0.0%
Danaher Corp., 2.6%, 10/01/2050	$118,000	$ 84,009
Metals & Mining – 0.3%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$200,000	$ 200,182
ArcelorMittal S.A., 4.25%, 7/16/2029	76,000	73,651
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	100,000	83,973
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	101,000	86,280
		$ 444,086
Midstream – 0.8%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$34,000	$ 31,862
Energy Transfer LP, 4%, 10/01/2027	52,000	50,307
Energy Transfer LP, 3.75%, 5/15/2030	52,000	47,908
Energy Transfer Partners LP, 5.15%, 3/15/2045	150,000	135,210
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	196,244	184,444
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	201,000	183,101
Plains All American Pipeline LP/PAA Finance Corp., 4.3%, 1/31/2043	150,000	120,450
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	336,000	329,508
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	102,000	101,208
Targa Resources Corp., 4.2%, 2/01/2033	24,000	22,746
Targa Resources Corp., 4.95%, 4/15/2052	151,000	137,912
		$ 1,344,656

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Municipals – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$60,000	$ 51,991
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	60,000	53,234
Michigan Finance Authority Hospital Rev. (Trinity Health Credit Group), Taxable, 3.384%, 12/01/2040	160,000	141,220
New Jersey Transportation Trust Fund Authority, Transportation System, Taxable, “B”, 4.081%, 6/15/2039	180,000	162,592
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	132,000	115,570
		$ 524,607
Natural Gas - Distribution – 0.0%
NiSource, Inc., 5.65%, 2/01/2045	$50,000	$ 51,109
Natural Gas - Pipeline – 0.2%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$287,000	$ 289,726
Network & Telecom – 0.4%
AT&T, Inc., 2.75%, 6/01/2031	$193,000	$ 170,195
AT&T, Inc., 3.3%, 2/01/2052	102,000	77,265
AT&T, Inc., 3.55%, 9/15/2055	37,000	28,630
Verizon Communications, Inc., 2.55%, 3/21/2031	460,000	400,436
Verizon Communications, Inc., 3.4%, 3/22/2041	95,000	79,863
		$ 756,389
Oils – 0.1%
Valero Energy Corp., 2.8%, 12/01/2031	$104,000	$ 89,904
Other Banks & Diversified Financials – 0.1%
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	$200,000	$ 180,900
Railroad & Shipping – 0.0%
Canadian Pacific Railway Co., 3%, 12/02/2041	$35,000	$ 28,462
Canadian Pacific Railway Co., 3.1%, 12/02/2051	52,000	40,259
		$ 68,721
Real Estate - Apartment – 0.1%
American Homes 4 Rent L.P., REIT, 2.375%, 7/15/2031	$117,000	$ 96,709
American Homes 4 Rent L.P., REIT, 3.375%, 7/15/2051	119,000	89,017
		$ 185,726

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.1%
Corporate Office Property LP, REIT, 2%, 1/15/2029	$109,000	$ 90,881
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	176,000	149,324
		$ 240,205
Real Estate - Other – 0.2%
EPR Properties, REIT, 3.6%, 11/15/2031	$79,000	$ 66,920
Lexington Realty Trust Co., 2.7%, 9/15/2030	119,000	102,303
Lexington Realty Trust Co., 2.375%, 10/01/2031	66,000	53,560
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	59,000	49,369
		$ 272,152
Real Estate - Retail – 0.3%
Brixmor Operating Partnership LP, REIT, 4.05%, 7/01/2030	$173,000	$ 163,396
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	65,000	53,805
STORE Capital Corp., REIT, 2.75%, 11/18/2030	210,000	178,992
STORE Capital Corp., REIT, 2.7%, 12/01/2031	129,000	107,408
		$ 503,601
Restaurants – 0.1%
Starbucks Corp., 3%, 2/14/2032	$230,000	$ 203,306
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	$125,000	$ 101,795
Amazon.com, Inc., 3.6%, 4/13/2032	146,000	143,147
Home Depot, Inc., 3.9%, 6/15/2047	195,000	179,962
Nordstrom, Inc., 4.25%, 8/01/2031	97,000	82,216
Nordstrom, Inc., 5%, 1/15/2044	54,000	44,760
		$ 551,880
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$72,000	$ 60,121
DICK'S Sporting Goods, 4.1%, 1/15/2052	133,000	97,257
		$ 157,378
Telecommunications - Wireless – 0.6%
American Tower Corp., REIT, 2.95%, 1/15/2051	$79,000	$ 54,067
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	200,000	149,702
Crown Castle International Corp., REIT, 4.45%, 2/15/2026	165,000	166,519
Crown Castle International Corp., REIT, 3.7%, 6/15/2026	251,000	246,798
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	82,000	74,652
Rogers Communications, Inc., 3.7%, 11/15/2049	86,000	68,127
T-Mobile USA, Inc., 3.5%, 4/15/2025	240,000	236,596
		$ 996,461

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – 0.7%
U.S. Treasury Bonds, 1.125%, 8/15/2040	$443,000	$ 317,645
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	450,000	336,762
U.S. Treasury Note, 0.875%, 1/31/2024 (f)	586,000	568,237
		$ 1,222,644
Utilities - Electric Power – 1.3%
Alabama Power Co., 3.45%, 10/01/2049	$177,000	$ 145,227
American Electric Power Co., Inc., 2.3%, 3/01/2030	105,000	90,168
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	33,000	28,702
CenterPoint Energy, Inc., 2.65%, 6/01/2031	103,000	90,245
Dominion Energy, Inc., 2.25%, 8/15/2031	69,000	58,037
Duke Energy Corp., 3.3%, 6/15/2041	213,000	172,336
Duke Energy Indiana LLC, 2.75%, 4/01/2050	76,000	56,019
Evergy, Inc., 2.9%, 9/15/2029	85,000	77,924
FirstEnergy Corp., 2.65%, 3/01/2030	220,000	186,567
Florida Power & Light Co., 2.85%, 4/01/2025	50,000	49,201
Florida Power & Light Co., 2.45%, 2/03/2032	82,000	72,340
Florida Power & Light Co., 3.95%, 3/01/2048	50,000	47,251
Jersey Central Power & Light Co., 4.3%, 1/15/2026 (n)	182,000	182,633
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	150,000	131,733
MidAmerican Energy Co., 3.95%, 8/01/2047	200,000	185,037
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	96,000	81,490
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	101,000	87,882
Pacific Gas & Electric Co., 2.5%, 2/01/2031	167,000	132,177
Pacific Gas & Electric Co., 4.95%, 7/01/2050	53,000	44,193
Southern California Edison Co., 4.5%, 9/01/2040	50,000	46,124
Southern California Edison Co., 3.65%, 2/01/2050	202,000	162,002
Virginia Electric & Power Co., 2.875%, 7/15/2029	85,000	78,744
		$ 2,206,032
Total Bonds (Identified Cost, $36,950,794)		$ 32,368,523
Preferred Stocks – 0.0%
Consumer Products – 0.0%
Henkel AG & Co. KGaA (Identified Cost, $158,845)	1,706	$ 110,432

Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67.00	11/20/23	1,448	$ 1,027

Investment Companies (h) – 6.8%
Money Market Funds – 6.8%
MFS Institutional Money Market Portfolio, 0.28% (v) (Identified Cost, $11,794,195)	11,794,195	$ 11,794,195
Collateral for Securities Loaned – 0.1%
JPMorgan U.S. Government Money Market Fund, 0.36% (j) (Identified Cost, $169,340)	169,340	$ 169,340
Securities Sold Short – (0.0)%
Telecommunications - Wireless – (0.0)%
Crown Castle International Corp., REIT (Proceeds Received, $21,464)	(164)	$ (30,374)

Other Assets, Less Liabilities – 3.2%		5,558,616
Net Assets – 100.0%		$174,018,418

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,794,195 and $156,695,981, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,734,935, representing 4.4% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and/or certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand
Derivative Contracts at 4/30/22
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
SEK	4,597,469	USD	463,193	Goldman Sachs International	6/10/2022	$5,500
USD	4,967,932	AUD	6,831,404	JPMorgan Chase Bank N.A.	6/10/2022	137,778
USD	11,667,798	CHF	10,819,995	JPMorgan Chase Bank N.A.	6/10/2022	522,911
USD	115,486	DKK	785,682	Goldman Sachs International	6/10/2022	3,866
USD	852,761	DKK	5,797,605	JPMorgan Chase Bank N.A.	6/10/2022	29,106
USD	4,808,723	EUR	4,402,181	Goldman Sachs International	6/10/2022	156,387
USD	14,867,337	EUR	13,611,886	JPMorgan Chase Bank N.A.	6/10/2022	481,954
USD	10,517,000	GBP	8,067,215	Goldman Sachs International	6/10/2022	372,610
USD	2,118,760	HKD	16,559,596	Goldman Sachs International	6/10/2022	6,610
USD	134,651	ILS	439,381	JPMorgan Chase Bank N.A.	6/10/2022	2,780

Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	136,000	INR	10,408,896	JPMorgan Chase Bank N.A.	6/10/2022	$400
USD	14,257,038	JPY	1,727,985,702	JPMorgan Chase Bank N.A.	6/10/2022	923,797
USD	521,993	KRW	637,588,800	Goldman Sachs International	6/10/2022	14,336
USD	3,152,000	NOK	28,437,344	Goldman Sachs International	6/10/2022	119,810
USD	3,934,128	NZD	5,809,206	JPMorgan Chase Bank N.A.	6/10/2022	183,882
USD	169,000	SEK	1,627,555	Goldman Sachs International	6/10/2022	3,078
USD	486,832	SGD	662,840	JPMorgan Chase Bank N.A.	6/10/2022	7,568
USD	96,542	THB	3,204,240	JPMorgan Chase Bank N.A.	6/10/2022	3,178
USD	762,518	TWD	21,476,323	JPMorgan Chase Bank N.A.	6/10/2022	33,635
USD	134,256	ZAR	2,078,796	Goldman Sachs International	6/10/2022	3,203
						$3,012,389
Liability Derivatives
AUD	4,839,270	USD	3,625,000	JPMorgan Chase Bank N.A.	6/10/2022	$(203,387)
CAD	8,536,285	USD	6,714,000	JPMorgan Chase Bank N.A.	6/10/2022	(69,675)
CHF	1,149,046	USD	1,239,000	JPMorgan Chase Bank N.A.	6/10/2022	(55,451)
EUR	756,461	USD	829,000	JPMorgan Chase Bank N.A.	6/10/2022	(29,553)
GBP	1,487,016	USD	1,947,740	Goldman Sachs International	6/10/2022	(77,842)
HKD	1,278,694	USD	163,544	JPMorgan Chase Bank N.A.	6/10/2022	(449)
JPY	253,239,159	USD	2,146,000	JPMorgan Chase Bank N.A.	6/10/2022	(191,991)
NOK	82,069,934	USD	9,184,900	Goldman Sachs International	6/10/2022	(434,027)
NZD	11,476,960	USD	7,888,000	JPMorgan Chase Bank N.A.	6/10/2022	(478,825)
SEK	19,473,714	USD	2,060,000	Goldman Sachs International	6/10/2022	(74,737)
USD	173,996	BRL	909,113	Goldman Sachs International	6/10/2022	(7,614)
USD	2,448,468	CAD	3,156,738	JPMorgan Chase Bank N.A.	6/10/2022	(8,620)
USD	420,938	INR	32,797,356	JPMorgan Chase Bank N.A.	6/10/2022	(6,324)
USD	104,429	MXN	2,241,897	Goldman Sachs International	6/10/2022	(4,604)
						$(1,643,099)

Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
AEX 25 Index	Short	EUR	56	$8,245,685	May – 2022	$127,898
DAX Index	Short	EUR	4	1,466,682	June – 2022	32,275
FTSE 100 Index	Long	GBP	8	746,321	June – 2022	24,944
FTSE MIB Index	Long	EUR	52	6,450,045	June – 2022	137,419
Hang Seng Index	Long	HKD	25	3,308,886	May – 2022	140,460
Mexbol Index	Short	MXN	195	4,902,497	June – 2022	269,545
Russell 2000 Index	Short	USD	183	17,030,895	June – 2022	1,365,217
S&P 500 E-Mini Index	Short	USD	202	41,687,750	June – 2022	1,404,774
S&P MidCap 400 Index	Short	USD	55	13,723,050	June – 2022	496,897
S&P/TSX 60 Index	Short	CAD	17	3,313,587	June – 2022	80,415

Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
Equity Futures - continued
Topix Index	Long	JPY	10	$1,459,122	June – 2022	$41,430
						$4,121,274
Interest Rate Futures
Canadian Treasury Bond 10yr	Short	CAD	116	$11,409,925	June – 2022	$725,028
Long Gilt 10 yr	Short	GBP	104	15,488,967	June – 2022	389,164
U.S. Treasury Note 10 yr	Short	USD	108	12,868,875	June – 2022	387,488
U.S. Treasury Ultra Bond	Short	USD	2	320,875	June – 2022	45,815
U.S. Treasury Ultra Note 10 yr	Short	USD	41	5,289,000	June – 2022	437,105
						$1,984,600
						$6,105,874
Liability Derivatives
Equity Futures
BIST 30 Index	Long	TRY	3,508	$6,647,842	June – 2022	$(163,099)
CAC 40 Index	Long	EUR	66	4,438,513	May – 2022	(20,885)
FTSE Taiwan Index	Short	USD	89	5,187,810	May – 2022	(44,033)
FTSE/JSE Top 40 Index	Long	ZAR	99	4,076,416	June – 2022	(86,027)
IBEX 35 Index	Long	EUR	17	1,511,141	May – 2022	(17,962)
IBOV Index	Long	BRL	58	1,276,635	June – 2022	(122,137)
KOSPI 200 Index	Long	KRW	23	1,617,923	June – 2022	(3,176)
MSCI Singapore Index	Short	SGD	63	1,420,927	May – 2022	(19,219)
NIFTY Index	Short	USD	51	1,746,903	May – 2022	(13,921)
OMX 30 Index	Long	SEK	15	309,914	May – 2022	(12,748)
S&P/ASX 200 Index	Short	AUD	57	7,355,085	June – 2022	(227,222)
						$(730,429)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	176	$15,437,128	June – 2022	$(878,677)
Euro-Bund 10 yr	Long	EUR	31	5,022,923	June – 2022	(266,273)
Japan Government Bond 10 yr	Long	JPY	1	1,152,919	June – 2022	(5,174)
U.S. Treasury Note 2 yr	Long	USD	22	4,637,875	June – 2022	(81,547)
U.S. Treasury Note 5 yr	Long	USD	28	3,154,812	June – 2022	(133,344)
						$(1,365,015)
						$(2,095,444)

Portfolio of Investments (unaudited) – continued
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
6/16/32	USD	8,000,000	centrally cleared	FLR (SOFR - 1 day)/Annually	2.530%/Semi-annually	$141,915	$(3,392)	$138,523
6/19/52	USD	5,000,000	centrally cleared	FLR (SOFR - 1 day)/Annually	2.340%/Semi-annually	108,674	34,568	143,242
						$250,589	$31,176	$281,765
Liability Derivatives
Interest Rate Swaps
6/19/24	USD	36,400,000	centrally cleared	2.570%/Semi-annually	FLR (SOFR - 1 day)/Annually	$(239,014)	$24,369	$(214,645)
6/16/27	USD	22,800,000	centrally cleared	2.540%/Semi-annually	FLR (SOFR - 1 day)/Annually	(304,613)	30,347	(274,266)
						$(543,627)	$54,716	$(488,911)
At April 30, 2022, the fund had cash collateral of $1,087,684 and other liquid securities with an aggregate value of $19,726,952 to cover any collateral or margin obligations for securities sold short and certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

Financial Statements
Statement of Assets and Liabilities
At 4/30/22 (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
Assets
Investments in unaffiliated issuers, at value, including $172,841 of securities on loan (identified cost, $130,702,553)	$156,695,981
Investments in affiliated issuers, at value (identified cost, $11,794,195)	11,794,195
Cash	40,036
Deposits with brokers for
Futures contracts	1,060,749
Securities sold short	26,935
Receivables for
Forward foreign currency exchange contracts	3,012,389
Net daily variation margin on open futures contracts	2,693,460
Investments sold	81,289
Fund shares sold	102,898
Interest and dividends	885,945
Receivable from investment adviser	10,446
Other assets	566
Total assets	$176,404,889
Liabilities
Payable to custodian	$2,759
Payables for
Net daily variation margin on open cleared swap agreements	57,031
Securities sold short, at value (proceeds received, $21,464)	30,374
Forward foreign currency exchange contracts	1,643,099
Investments purchased	39,875
Fund shares reacquired	271,549
Collateral for securities loaned, at value (c)	169,340
Payable to affiliates
Administrative services fee	316
Shareholder servicing costs	47,862
Distribution and service fees	1,197
Payable for independent Trustees' compensation	945
Deferred country tax expense payable	20,465
Accrued expenses and other liabilities	101,659
Total liabilities	$2,386,471
Net assets	$174,018,418

Statement of Assets and Liabilities (unaudited) – continued
Net assets consist of
Paid-in capital	$193,411,826
Total distributable earnings (loss)	(19,393,408)
Net assets	$174,018,418
Shares of beneficial interest outstanding	15,567,927

(c)	Non-cash collateral is not included.

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$26,896,242	2,418,214	$11.12
Class B	2,367,523	218,864	10.82
Class C	4,644,891	427,863	10.86
Class I	107,773,001	9,625,287	11.20
Class R1	115,226	10,773	10.70
Class R2	556,514	50,576	11.00
Class R3	1,488,378	133,629	11.14
Class R4	389,752	34,711	11.23
Class R6	29,786,891	2,648,010	11.25

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.80 [100 / 94.25 x $11.12]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

Financial Statements
Statement of Operations
Six months ended 4/30/22 (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Net investment income (loss)
Income
Dividends	$1,047,944
Interest	537,339
Other	10,906
Dividends from affiliated issuers	5,340
Income on securities loaned	2,102
Foreign taxes withheld	(41,492)
Total investment income	$1,562,139
Expenses
Management fee	$743,695
Distribution and service fees	80,791
Shareholder servicing costs	86,645
Administrative services fee	18,129
Independent Trustees' compensation	2,436
Custodian fee	54,955
Shareholder communications	9,363
Audit and tax fees	47,986
Legal fees	461
Dividend and interest expense on securities sold short	387
Interest expense and fees	354
Registration fees	64,394
Miscellaneous	40,843
Total expenses	$1,150,439
Fees paid indirectly	(123)
Reduction of expenses by investment adviser and distributor	(109,211)
Net expenses	$1,041,105
Net investment income (loss)	$521,034

Statement of Operations (unaudited) – continued
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,452 country tax)	$4,143,256
Futures contracts	6,031,211
Swap agreements	(961,125)
Forward foreign currency exchange contracts	1,397,831
Foreign currency	(187,991)
Net realized gain (loss)	$10,423,182
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $4,646 decrease in deferred country tax)	$(29,047,554)
Futures contracts	6,576,920
Swap agreements	238,916
Securities sold short	(1,744)
Forward foreign currency exchange contracts	775,868
Translation of assets and liabilities in foreign currencies	16,776
Net unrealized gain (loss)	$(21,440,818)
Net realized and unrealized gain (loss)	$(11,017,636)
Change in net assets from operations	$(10,496,602)
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21
Change in net assets
From operations
Net investment income (loss)	$521,034	$1,024,242
Net realized gain (loss)	10,423,182	(12,359,451)
Net unrealized gain (loss)	(21,440,818)	25,503,990
Change in net assets from operations	$(10,496,602)	$14,168,781
Total distributions to shareholders	$(1,041,120)	$(985,057)
Change in net assets from fund share transactions	$(4,837,658)	$3,969,800
Total change in net assets	$(16,375,380)	$17,153,524
Net assets
At beginning of period	190,393,798	173,240,274
At end of period	$174,018,418	$190,393,798
See Notes to Financial Statements

Financial Statements
Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$11.82	$10.99	$10.80	$10.07	$10.26	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.07	$0.10	$0.06	$0.04
Net realized and unrealized gain (loss)	(0.68)	0.83	0.22	0.71	(0.07)	0.46
Total from investment operations	$(0.66)	$0.88	$0.29	$0.81	$(0.01)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.05)	$(0.10)	$(0.08)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$11.12	$11.82	$10.99	$10.80	$10.07	$10.26
Total return (%) (r)(s)(t)(x)	(5.58)(n)	7.98	2.68	8.11	(0.06)	5.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42(a)	1.43	1.47	1.46	1.46	1.63
Expenses after expense reductions (f)	1.30(a)	1.30	1.32	1.33	1.37	1.51
Net investment income (loss)	0.37(a)	0.40	0.65	1.01	0.64	0.39
Portfolio turnover	27(n)	44	57	58	37	37
Net assets at end of period (000 omitted)	$26,896	$31,120	$29,453	$33,287	$35,972	$50,452
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.30(a)	1.30	1.30	1.29	1.34	1.40
See Notes to Financial Statements

Financial Highlights – continued
Class B	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$11.49	$10.73	$10.54	$9.82	$10.01	$9.76
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.04)	$(0.01)	$0.03	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	(0.65)	0.80	0.21	0.69	(0.07)	0.44
Total from investment operations	$(0.67)	$0.76	$0.20	$0.72	$(0.08)	$0.41
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.00)(w)	$(0.11)	$(0.16)
Net asset value, end of period (x)	$10.82	$11.49	$10.73	$10.54	$9.82	$10.01
Total return (%) (r)(s)(t)(x)	(5.83)(n)	7.08	1.92	7.33	(0.81)	4.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17(a)	2.18	2.22	2.21	2.21	2.37
Expenses after expense reductions (f)	2.05(a)	2.05	2.08	2.08	2.12	2.25
Net investment income (loss)	(0.39)(a)	(0.36)	(0.09)	0.26	(0.09)	(0.29)
Portfolio turnover	27(n)	44	57	58	37	37
Net assets at end of period (000 omitted)	$2,368	$3,129	$4,035	$4,542	$5,061	$6,354
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	2.05(a)	2.05	2.05	2.04	2.09	2.15
See Notes to Financial Statements

Financial Highlights – continued
Class C	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$11.53	$10.77	$10.57	$9.85	$10.00	$9.74
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.04)	$(0.01)	$0.03	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	(0.65)	0.80	0.21	0.69	(0.06)	0.44
Total from investment operations	$(0.67)	$0.76	$0.20	$0.72	$(0.07)	$0.41
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.00)(w)	$—	$(0.08)	$(0.15)
Net asset value, end of period (x)	$10.86	$11.53	$10.77	$10.57	$9.85	$10.00
Total return (%) (r)(s)(t)(x)	(5.81)(n)	7.06	1.91	7.31	(0.72)	4.35
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17(a)	2.18	2.22	2.22	2.22	2.38
Expenses after expense reductions (f)	2.05(a)	2.05	2.08	2.08	2.13	2.26
Net investment income (loss)	(0.39)(a)	(0.36)	(0.08)	0.26	(0.10)	(0.30)
Portfolio turnover	27(n)	44	57	58	37	37
Net assets at end of period (000 omitted)	$4,645	$5,966	$8,396	$10,083	$13,845	$24,540
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	2.05(a)	2.05	2.05	2.04	2.10	2.15
See Notes to Financial Statements

Financial Highlights – continued
Class I	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$11.91	$11.08	$10.89	$10.15	$10.35	$10.10
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.10	$0.13	$0.09	$0.07
Net realized and unrealized gain (loss)	(0.68)	0.82	0.22	0.72	(0.07)	0.46
Total from investment operations	$(0.64)	$0.90	$0.32	$0.85	$0.02	$0.53
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.07)	$(0.13)	$(0.11)	$(0.22)	$(0.28)
Net asset value, end of period (x)	$11.20	$11.91	$11.08	$10.89	$10.15	$10.35
Total return (%) (r)(s)(t)(x)	(5.39)(n)	8.19	2.91	8.49	0.19	5.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.17(a)	1.18	1.22	1.21	1.21	1.38
Expenses after expense reductions (f)	1.05(a)	1.05	1.07	1.08	1.12	1.26
Net investment income (loss)	0.64(a)	0.66	0.90	1.25	0.90	0.71
Portfolio turnover	27(n)	44	57	58	37	37
Net assets at end of period (000 omitted)	$107,773	$112,743	$108,871	$127,572	$137,065	$211,360
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.05(a)	1.05	1.05	1.04	1.10	1.15
See Notes to Financial Statements

Financial Highlights – continued
Class R1	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$11.36	$10.61	$10.43	$9.72	$9.93	$9.72
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.02)	$(0.04)	$(0.01)	$0.03	$(0.01)	$(0.03)
Net realized and unrealized gain (loss)	(0.64)	0.79	0.22	0.68	(0.07)	0.44
Total from investment operations	$(0.66)	$0.75	$0.21	$0.71	$(0.08)	$0.41
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.03)	$—	$(0.13)	$(0.20)
Net asset value, end of period (x)	$10.70	$11.36	$10.61	$10.43	$9.72	$9.93
Total return (%) (r)(s)(t)(x)	(5.81)(n)	7.07	1.97	7.30	(0.83)	4.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.17(a)	2.18	2.22	2.21	2.22	2.37
Expenses after expense reductions (f)	2.05(a)	2.05	2.07	2.08	2.13	2.24
Net investment income (loss)	(0.37)(a)	(0.35)	(0.09)	0.26	(0.08)	(0.26)
Portfolio turnover	27(n)	44	57	58	37	37
Net assets at end of period (000 omitted)	$115	$122	$113	$210	$195	$363
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	2.05(a)	2.05	2.05	2.04	2.10	2.15
See Notes to Financial Statements

Financial Highlights – continued
Class R2	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$11.69	$10.86	$10.67	$9.91	$10.11	$9.89
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01	$0.02	$0.04	$0.08	$0.04	$0.02
Net realized and unrealized gain (loss)	(0.68)	0.81	0.22	0.69	(0.06)	0.44
Total from investment operations	$(0.67)	$0.83	$0.26	$0.77	$(0.02)	$0.46
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$(0.07)	$(0.01)	$(0.18)	$(0.24)
Net asset value, end of period (x)	$11.00	$11.69	$10.86	$10.67	$9.91	$10.11
Total return (%) (r)(s)(t)(x)	(5.70)(n)	7.64	2.43	7.82	(0.22)	4.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.67(a)	1.68	1.72	1.71	1.71	1.86
Expenses after expense reductions (f)	1.55(a)	1.55	1.58	1.58	1.61	1.74
Net investment income (loss)	0.13(a)	0.13	0.41	0.75	0.42	0.23
Portfolio turnover	27(n)	44	57	58	37	37
Net assets at end of period (000 omitted)	$557	$611	$498	$791	$1,434	$1,560
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.55(a)	1.55	1.55	1.54	1.59	1.65
See Notes to Financial Statements

Financial Highlights – continued
Class R3	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$11.83	$11.00	$10.81	$10.09	$10.29	$10.06
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$0.07	$0.10	$0.07	$0.05
Net realized and unrealized gain (loss)	(0.67)	0.82	0.22	0.71	(0.07)	0.45
Total from investment operations	$(0.65)	$0.87	$0.29	$0.81	$0.00(w)	$0.50
Less distributions declared to shareholders
From net investment income	$(0.04)	$(0.04)	$(0.10)	$(0.09)	$(0.20)	$(0.27)
Net asset value, end of period (x)	$11.14	$11.83	$11.00	$10.81	$10.09	$10.29
Total return (%) (r)(s)(t)(x)	(5.51)(n)	7.92	2.70	8.09	0.00(w)	5.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.42(a)	1.43	1.47	1.46	1.46	1.61
Expenses after expense reductions (f)	1.30(a)	1.30	1.32	1.33	1.37	1.49
Net investment income (loss)	0.38(a)	0.40	0.69	1.00	0.65	0.49
Portfolio turnover	27(n)	44	57	58	37	37
Net assets at end of period (000 omitted)	$1,488	$1,593	$1,432	$1,101	$997	$1,009
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.30(a)	1.30	1.30	1.29	1.34	1.40
See Notes to Financial Statements

Financial Highlights – continued
Class R4	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$11.94	$11.11	$10.91	$10.18	$10.37	$10.13
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.07	$0.09	$0.13	$0.09	$0.07
Net realized and unrealized gain (loss)	(0.69)	0.84	0.23	0.71	(0.07)	0.46
Total from investment operations	$(0.64)	$0.91	$0.32	$0.84	$0.02	$0.53
Less distributions declared to shareholders
From net investment income	$(0.07)	$(0.08)	$(0.12)	$(0.11)	$(0.21)	$(0.29)
Net asset value, end of period (x)	$11.23	$11.94	$11.11	$10.91	$10.18	$10.37
Total return (%) (r)(s)(t)(x)	(5.38)(n)	8.20	2.98	8.36	0.24	5.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.18(a)	1.18	1.23	1.22	1.22	1.39
Expenses after expense reductions (f)	1.05(a)	1.05	1.08	1.08	1.13	1.26
Net investment income (loss)	0.87(a)	0.64	0.81	1.27	0.91	0.71
Portfolio turnover	27(n)	44	57	58	37	37
Net assets at end of period (000 omitted)	$390	$57	$58	$51	$90	$128
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	1.05(a)	1.05	1.05	1.04	1.10	1.15
See Notes to Financial Statements

Financial Highlights – continued
Class R6	Six months ended	Year ended
	4/30/22 (unaudited)	10/31/21	10/31/20	10/31/19	10/31/18	10/31/17
Net asset value, beginning of period	$11.97	$11.13	$10.94	$10.20	$10.41	$10.16
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04	$0.08	$0.11	$0.14	$0.10	$0.09
Net realized and unrealized gain (loss)	(0.68)	0.84	0.21	0.72	(0.08)	0.45
Total from investment operations	$(0.64)	$0.92	$0.32	$0.86	$0.02	$0.54
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.08)	$(0.13)	$(0.12)	$(0.23)	$(0.29)
Net asset value, end of period (x)	$11.25	$11.97	$11.13	$10.94	$10.20	$10.41
Total return (%) (r)(s)(t)(x)	(5.36)(n)	8.35	2.97	8.51	0.24	5.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07(a)	1.08	1.13	1.14	1.16	1.24
Expenses after expense reductions (f)	0.95(a)	0.95	0.99	1.01	1.07	1.12
Net investment income (loss)	0.72(a)	0.71	1.04	1.32	0.97	0.84
Portfolio turnover	27(n)	44	57	58	37	37
Net assets at end of period (000 omitted)	$29,787	$35,052	$20,383	$5,410	$5,337	$6,533
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees (f)	0.95(a)	0.95	0.96	0.97	1.04	1.03

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1) Business and Organization
MFS Global Alternative Strategy Fund (the fund) is a diversified series of MFS Series Trust XV (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally

Notes to Financial Statements (unaudited) - continued
valued at an evaluated or composite bid as provided by a third-party pricing service.
Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or

Notes to Financial Statements (unaudited) - continued
published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of April 30, 2022 in valuing the fund's assets and liabilities:

Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$83,228,415	$1,134,954	$—	$84,363,369
Switzerland	451,900	6,187,096	—	6,638,996
United Kingdom	373,636	5,188,993	—	5,562,629
Japan	575,344	4,760,150	—	5,335,494
France	—	4,846,933	—	4,846,933
Canada	3,456,879	—	—	3,456,879
Germany	1,064,317	1,984,181	—	3,048,498
Hong Kong	—	1,308,643	—	1,308,643
Taiwan	1,297,727	—	—	1,297,727
Other Countries	1,734,178	6,564,772	—	8,298,950
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	1,222,644	—	1,222,644
Non - U.S. Sovereign Debt	—	1,425,212	—	1,425,212
Municipal Bonds	—	524,607	—	524,607
U.S. Corporate Bonds	—	19,470,509	—	19,470,509
Commercial Mortgage-Backed Securities	—	479,284	—	479,284
Asset-Backed Securities (including CDOs)	—	195,978	—	195,978
Foreign Bonds	—	9,050,289	—	9,050,289
Mutual Funds	11,963,535	—	—	11,963,535
Total	$104,145,931	$64,344,245	$—	$168,490,176
Securities Sold Short	$(30,374)	$—	$—	$(30,374)
Other Financial Instruments
Futures Contracts – Assets	$5,601,448	$504,426	$—	$6,105,874
Futures Contracts – Liabilities	(1,545,106)	(550,338)	—	(2,095,444)
Forward Foreign Currency Exchange Contracts – Assets	—	3,012,389	—	3,012,389
Forward Foreign Currency Exchange Contracts – Liabilities	—	(1,643,099)	—	(1,643,099)
Swap Agreements – Assets	—	281,765	—	281,765
Swap Agreements – Liabilities	—	(488,911)	—	(488,911)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses

Notes to Financial Statements (unaudited) - continued
are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to reduce volatility compared to the overall equity markets and to generate positive returns by adjusting the fund’s exposure to markets, asset classes, and currencies resulting from the fund’s individual security selections. Derivatives are used to increase the fund’s exposure to markets, asset classes, or currencies to which the fund’s individual security selections have resulted in no or little exposure. Alternatively, the fund uses derivatives to decrease its exposure to markets or currencies to which the fund’s individual security selections have resulted in exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at April 30, 2022 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,984,600	$(1,365,015)
Interest Rate	Cleared Swap Agreements	281,765	(488,911)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	3,012,389	(1,643,099)
Equity	Futures Contracts	4,121,274	(730,429)
Total		$9,400,028	$4,227,454
(a)	Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is separately reported within the Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$ 79,208	$(961,125)	$ —
Foreign Exchange	—	—	1,397,831
Equity	5,952,003	—	—
Total	$6,031,211	$(961,125)	$1,397,831
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended April 30, 2022 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts
Interest Rate	$ 709,189	$238,916	$ —
Foreign Exchange	—	—	775,868
Equity	5,867,731	—	—
Total	$6,576,920	$238,916	$775,868
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a collateral support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or

Notes to Financial Statements (unaudited) - continued
delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Interest expense and fees” in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of April 30, 2022:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$2,693,460	$—
Cleared Swap Agreements (a)	—	(57,031)
Forward Foreign Currency Exchange Contracts	3,012,389	(1,643,099)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$5,705,849	$(1,700,130)
Less: Derivatives Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	2,693,460	(57,031)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$3,012,389	$(1,643,099)
(a)	The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at April 30, 2022:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Goldman Sachs International	$685,400	$(598,824)	$—	$—	$86,576
JPMorgan Chase Bank N.A.	2,326,989	(1,044,275)	—	(1,282,714)	—
Total	$3,012,389	$(1,643,099)	$—	$(1,282,714)	$86,576

Notes to Financial Statements (unaudited) - continued
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at April 30, 2022:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Goldman Sachs International	$(598,824)	$598,824	$—	$—	$—
JPMorgan Chase Bank N.A.	(1,044,275)	1,044,275	—	—	—
Total	$(1,643,099)	$1,643,099	$—	$—	$—
(b)	The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to

Notes to Financial Statements (unaudited) - continued
unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — During the period the fund entered into swap agreements. Swap agreements generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”). In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, the periodic exchange of net cash payments, at specified intervals or upon the occurrence of specified events as stipulated by the agreement, is recorded as realized gain or loss on swap agreements in the Statement of Operations. Premiums paid or received at the inception of the agreements are amortized using the effective interest method over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.

Notes to Financial Statements (unaudited) - continued
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any

Notes to Financial Statements (unaudited) - continued
premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended April 30, 2022, this expense amounted to $387. The fund segregates cash or marketable securities in an amount that, when combined with the amount of proceeds from the short sale deposited with the broker, at least equals the current market value of the security sold short.
Security Loans — Under its Securities Lending Agency Agreement with the fund, JPMorgan Chase and Co., as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $172,841. The fair value of the fund's investment securities on loan and a related liability of $169,340 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. Additionally, these loans were collateralized by U.S. Treasury Obligations of $11,903 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Notes to Financial Statements (unaudited) - continued
Investment Transactions and Income — Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended April 30, 2022, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.

Notes to Financial Statements (unaudited) - continued
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 10/31/21
Ordinary income (including any short-term capital gains)	$985,057
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 4/30/22
Cost of investments	$144,909,386
Gross appreciation	33,013,045
Gross depreciation	(9,432,255)
Net unrealized appreciation (depreciation)	$ 23,580,790
As of 10/31/21
Undistributed ordinary income	1,040,068
Capital loss carryforwards	(61,208,633)
Other temporary differences	77,968
Net unrealized appreciation (depreciation)	52,234,911
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of October 31, 2021, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(56,748,868)
Long-Term	(4,459,765)
Total	$(61,208,633)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to

Notes to Financial Statements (unaudited) - continued
Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 4/30/22	Year ended 10/31/21
Class A	$111,071	$124,519
Class I	680,285	699,213
Class R2	1,289	—
Class R3	5,416	5,098
Class R4	335	402
Class R6	242,724	155,825
Total	$1,041,120	$985,057
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.80%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. Effective March 1, 2022, MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until February 29, 2024. For the six months ended April 30, 2022, this management fee reduction amounted to $12,987, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.79% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.30%	2.05%	2.05%	1.05%	2.05%	1.55%	1.30%	1.05%	0.97%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until February 28, 2023. For the six months ended April 30, 2022, this reduction amounted to $96,189, which is included in the reduction of total expenses in the Statement of Operations.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,198 for the six months ended April 30, 2022, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 36,538
Class B	0.75%	0.25%	1.00%	1.00%	13,563
Class C	0.75%	0.25%	1.00%	1.00%	26,706
Class R1	0.75%	0.25%	1.00%	1.00%	592
Class R2	0.25%	0.25%	0.50%	0.50%	1,474
Class R3	—	0.25%	0.25%	0.25%	1,918
Total Distribution and Service Fees					$80,791
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2022 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the six months ended April 30, 2022, this rebate amounted to $35 for Class A and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2022, were as follows:
Amount
Class A	$1,050
Class B	758
Class C	224
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as

Notes to Financial Statements (unaudited) - continued
determined periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2022, the fee was $7,118, which equated to 0.0077% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended April 30, 2022, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $79,527.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended April 30, 2022 was equivalent to an annual effective rate of 0.0195% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund is permitted to engage in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) pursuant to a policy adopted by the Board of Trustees. This policy has been designed to ensure that cross-trades conducted by the fund comply with Rule 17a-7 under the Investment Company Act of 1940. During the six months ended April 30, 2022, the fund engaged in purchase transactions pursuant to this policy, which amounted to $56,877.
(4) Portfolio Securities
For the six months ended April 30, 2022, purchases and sales of investments, other than purchased option transactions, short sales, and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$906,994	$—
Non-U.S. Government securities	46,065,164	46,129,062

Notes to Financial Statements (unaudited) - continued
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Shares sold
Class A	257,937	$2,957,451	806,398	$9,279,252
Class B	—	—	2,697	29,872
Class C	20,411	231,832	65,487	745,204
Class I	2,034,016	23,612,722	3,852,642	44,743,981
Class R1	39	429	73	819
Class R2	1,632	18,585	13,743	158,828
Class R3	6,517	75,122	35,437	405,547
Class R4	29,949	339,923	—	—
Class R6	174,708	2,024,731	2,447,318	28,796,377
	2,525,209	$29,260,795	7,223,795	$84,159,880
Shares issued to shareholders in reinvestment of distributions
Class A	8,813	$103,460	10,073	$113,217
Class I	54,315	640,921	47,512	536,886
Class R2	111	1,289	—	—
Class R3	461	5,416	453	5,098
Class R4	28	335	36	402
Class R6	6,838	81,098	12,367	140,361
	70,566	$832,519	70,441	$795,964
Shares reacquired
Class A	(482,256)	$(5,512,240)	(861,995)	$(9,925,360)
Class B	(53,339)	(600,770)	(106,535)	(1,199,549)
Class C	(109,810)	(1,233,038)	(327,906)	(3,692,400)
Class I	(1,929,991)	(22,145,776)	(4,260,461)	(49,555,579)
Class R1	(6)	(66)	(11)	(126)
Class R2	(3,447)	(38,477)	(7,348)	(83,037)
Class R3	(8,023)	(92,474)	(31,370)	(364,075)
Class R4	—	—	(495)	(5,631)
Class R6	(461,866)	(5,308,131)	(1,362,036)	(16,160,287)
	(3,048,738)	$(34,930,972)	(6,958,157)	$(80,986,044)

Notes to Financial Statements (unaudited) - continued
	Six months ended 4/30/22		Year ended 10/31/21
	Shares	Amount	Shares	Amount
Net change
Class A	(215,506)	$(2,451,329)	(45,524)	$(532,891)
Class B	(53,339)	(600,770)	(103,838)	(1,169,677)
Class C	(89,399)	(1,001,206)	(262,419)	(2,947,196)
Class I	158,340	2,107,867	(360,307)	(4,274,712)
Class R1	33	363	62	693
Class R2	(1,704)	(18,603)	6,395	75,791
Class R3	(1,045)	(11,936)	4,520	46,570
Class R4	29,977	340,258	(459)	(5,229)
Class R6	(280,320)	(3,202,302)	1,097,649	12,776,451
	(452,963)	$(4,837,658)	336,079	$3,969,800
Effective June 1, 2019, purchases of the fund’s Class B shares are closed to new and existing investors subject to certain exceptions. Please see the fund’s prospectus for details.
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of Daily Simple SOFR plus 0.10%, the Federal Funds Effective Rate, and the Overnight Bank Funding Rate, plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended April 30, 2022, the fund’s commitment fee and interest expense were $350 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$7,489,894	$122,302,105	$117,997,804	$—	$—	$11,794,195

Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$5,340	$—
(8) LIBOR Transition
Certain of the fund's investments, including investments in certain debt instruments and derivatives (if any), as well as borrowings by the fund and certain other contractual arrangements of the fund, may be based on the London Interbank Offered Rate (“LIBOR”). In 2017, the regulatory authority that oversees financial services firms in the United Kingdom announced plans to transition away from LIBOR by the end of 2021. In March 2021, the administrator of LIBOR announced the extension of the publication of the more commonly used U.S. dollar LIBOR settings to the end of June 2023. Although the full impacts of the transition away from LIBOR are not fully known, the transition may result in, among other things, an increase in volatility or illiquidity of the markets for instruments that currently rely on LIBOR to determine interest rates and this could have an adverse impact on the fund's performance. With respect to the fund's accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management will rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for those modified contracts as a continuation of the existing contracts. Management is still evaluating the impact to the fund of the June 30, 2023 planned discontinuation of the more commonly used U.S. dollar LIBOR settings.
(9) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.

Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2022 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2021 to December 31, 2021 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC's Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at mfs.com/openendfunds by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
Further Information
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/openendfunds by choosing the fund’s name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, 529 program manager (if applicable), and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
Provision of Financial Reports and Summary Prospectuses
The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

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CONTACT
WEB SITE
mfs.com
MFS TALK
1-800-637-8255
24 hours a day
ACCOUNT SERVICE AND LITERATURE
Shareholders
1-800-225-2606
Financial advisors
1-800-343-2829
Retirement plan services
1-800-637-1255
MAILING ADDRESS
MFS Service Center, Inc.
P.O. Box 219341
Kansas City, MO 64121-9341
OVERNIGHT MAIL
MFS Service Center, Inc.
Suite 219341
430 W 7th Street
Kansas City, MO 64105-1407

Item 1(b):

Not applicable

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. Not applicable.

(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XV

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: June 15, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President
(Principal Executive Officer)

Date: June 15, 2022

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer
(Principal Financial Officer
and Accounting Officer)

Date: June 15, 2022

*	Print name and title of each signing officer under his or her signature.